UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-10507

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

(Exact name of registrant as specified in charter)

1290 Avenue of the Americas

New York, New York 10104

(Address of principal executive offices)

PATRICIA LOUIE, ESQ.

Vice President and Associate General Counsel

AXA Equitable Life Insurance Company

1290 Avenue of the Americas

New York, New York 10104

(Name and Address of Agent for Service)

Copies to:

ARTHUR J. BROWN, ESQ.

Kirkpatrick & Lockhart Nicholson Graham LLP

1800 Massachusetts Ave., N.W., 2nd Floor

Washington, D.C. 20036-1800

Telephone: (202) 778-9000

Registrant’s telephone number, including area code: (212) 554-1234

Date of fiscal year end: October 31

Date of reporting period: November 1, 2004 – January 31, 2005

Item 1.	Schedule of Investments.

The following are schedules of investments of the registrant as of January 31, 2005. The schedules have not been audited.

AXA Enterprise

Multimanager Funds Trust

Quarterly Report

January 31, 2005

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE CONSERVATIVE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS

January 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA Enterprise Multimanager Core Bond Fund‡	1,537	$15,459
AXA Enterprise Multimanager Small/Mid Cap Growth Fund‡	59	559
AXA Enterprise Multimanager Small/Mid Cap Value Fund*‡	152	1,788
Enterprise Capital Appreciation Fund‡	65	2,169
Enterprise Equity Fund‡	340	2,141
Enterprise Government Securities Fund‡	969	12,334
Enterprise Growth Fund‡	65	1,100
Enterprise High-Yield Bond Fund‡	441	4,385
Enterprise Short Duration Bond Fund‡	308	3,074
Enterprise Small Company Growth Fund‡	19	556
Enterprise Small Company Value Fund‡	38	$451

Total Investments (100.1%) (Cost $43,963)		44,016
Other Assets Less Liabilities (-0.1%)		(23)

Net Assets (100%)		$43,993

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class Y shares.

Investments in companies which were affiliates for the period January 10, 2005* through January 31, 2005, were as follows:

Securities	Market Value January 10, 2005*	Purchases at Cost	Sales at Cost	Market Value January 31, 2005	Dividend Income	Realized Gain
AXA Enterprise Multimanager Core Bond Fund	$—	$15,414	$—	$15,459	$41	$—
AXA Enterprise Multimanager Small/Mid Cap Growth Fund	—	549	—	559	—	—
AXA Enterprise Multimanager Small/Mid Cap Value Fund	—	1,757	—	1,788	—	—
Enterprise Capital Appreciation Fund	—	2,196	—	2,169	—	—
Enterprise Equity Fund	—	2,196	—	2,141	—	—
Enterprise Government Securities Fund	—	12,298	—	12,334	—	—
Enterprise Growth Fund	—	1,098	—	1,100	—	—
Enterprise High-Yield Bond Fund	—	4,392	—	4,385	—	—
Enterprise Short Duration Bond Fund	—	3,075	—	3,074	—	—
Enterprise Small Company Growth Fund	—	549	—	556	—	—
Enterprise Small Company Value Fund	—	439	—	451	—	—

	$—		—	$44,016	$41	—

*	Commencement of Operations

Investment security transactions for the period ending January 31, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$43,963
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	—

As of January 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$143
Aggregate gross unrealized depreciation	(90)

Net unrealized appreciation	$53

Federal income tax cost of investments	$43,963

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MODERATE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS

January 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA Enterprise Multimanager Core Bond Fund‡	823	$8,283
AXA Enterprise Multimanager Small/Mid Cap Growth Fund*‡	118	1,117
AXA Enterprise Multimanager Small/Mid Cap Value Fund*‡	456	5,365
AXA Enterprise Multimanager Value Fund‡	73	834
Enterprise Capital Appreciation Fund‡	130	4,339
Enterprise Deep Value Fund‡	158	1,672
Enterprise Equity Fund‡	681	4,283
Enterprise Equity Income Fund‡	32	838
Enterprise Government Securities Fund‡	519	6,608
Enterprise Growth Fund‡	2,196	2,201
Enterprise High-Yield Bond Fund‡	442	4,385
Enterprise Short Duration Bond Fund‡	165	1,647
Enterprise Small Company Growth Fund‡	38	$1,113
Enterprise Small Company Value Fund‡	114	1,353

Total Investments (100.1%) (Cost $43,950)		44,038
Other Assets Less Liabilities (-0.1%)		(23)

Net Assets (100%)		$44,015

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class Y shares.

Investments in companies which were affiliates for the period January 10, 2005* through January 31, 2005, were as follows:

Securities	Market Value January 10, 2005*	Purchases at Cost	Sales at Cost	Market Value January 31, 2005	Dividend Income	Realized Gain
AXA Enterprise Multimanager Core Bond Fund	$—	$8,258	$—	$8,283	$22	$—
AXA Enterprise Multimanager Small/Mid Cap Growth Fund	—	1,098	—	1,117	—	—
AXA Enterprise Multimanager Small/Mid Cap Value Fund	—	5,272	—	5,365	—	—
AXA Enterprise Multimanager Value Fund	—	824	—	834	—	—
Enterprise Capital Appreciation Fund	—	4,393	—	4,339	—	—
Enterprise Deep Value Fund	—	1,647	—	1,672	—	—
Enterprise Equity Fund	—	4,393	—	4,283	—	—
Enterprise Equity Income Fund	—	824	—	838	—	—
Enterprise Government Securities Fund	—	6,589	—	6,608	—	—
Enterprise Growth Fund	—	2,196	—	2,201	—	—
Enterprise High-Yield Bond Fund	—	4,393	—	4,385	—	—
Enterprise Short Duration Bond Fund	—	1,647	—	1,647	—	—
Enterprise Small Company Growth Fund	—	1,098	—	1,113	—	—
Enterprise Small Company Value Fund	—	1,318	—	1,353	—	—

	$—			$44,038	$22	$—

*	Commencement of Operations

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MODERATE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS (Concluded)

January 31, 2005 (Unaudited)

Investment security transactions for the period ending January 31, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$43,950
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	—

As of January 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$260
Aggregate gross unrealized depreciation	(172)

Net unrealized appreciation	$88

Federal income tax cost of investments	$43,950

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE AGGRESSIVE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS

January 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA Enterprise Multimanager Core Bond Fund‡	294	$2,962
AXA Enterprise Multimanager International Equity Fund‡	727	8,900
AXA Enterprise Multimanager Small/Mid Cap Growth Fund*‡	316	3,003
AXA Enterprise Multimanager Small/Mid Cap Value Fund*‡	510	6,006
AXA Enterprise Multimanager Value Fund‡	195	2,238
Enterprise Capital Appreciation Fund‡	263	8,786
Enterprise Deep Value Fund‡	425	4,485
Enterprise Equity Fund‡	1,382	8,695
Enterprise Equity Income Fund‡	85	2,248
Enterprise Government Securities Fund‡	186	2,364
Enterprise Growth Fund‡	262	4,442
Enterprise Short Duration Bond Fund‡	59	589
Enterprise Small Company Growth Fund‡	103	2,993
Enterprise Small Company Value Fund‡	127	$1,513

Total Investments (100.0%) (Cost $58,960)		59,224
Other Assets Less Liabilities (-0.0%)		(26)

Net Assets (100%)		$59,198

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class Y shares.

Investments in companies which were affiliates for the period January 10, 2005* through January 31, 2005, were as follows:

Securities	Market Value January 10, 2005*	Purchases at Cost	Sales at Cost	Market Value January 31, 2005	Dividend Income	Realized Gain
AXA Enterprise Multimanager Core Bond Fund	$—	$2,954	$—	$2,962	$6	$—
AXA Enterprise Multimanager International Equity Fund	—	8,843	—	8,900	—	—
AXA Enterprise Multimanager Small/Mid Cap Growth Fund	—	2,948	—	3,003	—	—
AXA Enterprise Multimanager Small/Mid Cap Value Fund	—	5,895	—	6,006	—	—
AXA Enterprise Multimanager Value Fund	—	2,211	—	2,238	—	—
Enterprise Capital Appreciation Fund	—	8,843	—	8,786	—	—
Enterprise Deep Value Fund	—	4,422	—	4,485	—	—
Enterprise Equity Fund	—	8,843	—	8,695	—	—
Enterprise Equity Income Fund	—	2,211	—	2,248	—	—
Enterprise Government Securities Fund	—	2,358	—	2,364	—	—
Enterprise Growth Fund	—	4,421	—	4,442	—	—
Enterprise Short Duration Bond Fund	—	589	—	589	—	—
Enterprise Small Company Growth Fund	—	2,948	—	2,993	—	—
Enterprise Small Company Value Fund	—	1,474	—	1,513	—	—

	$—			$59,224	$6	$—

*	Commencement of Operations

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE AGGRESSIVE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS (Concluded)

January 31, 2005 (Unaudited)

Investment security transactions for the period ending January 31, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$58,960
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	—

As of January 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$469
Aggregate gross unrealized depreciation	(205)

Net unrealized appreciation	$264

Federal income tax cost of investments	$58,960

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER GROWTH FUND

PORTFOLIO OF INVESTMENTS

January 31, 2004 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (19.1%)
Automobiles (0.9%)
Harley-Davidson, Inc.	1,590	$95,575

Hotels, Restaurants & Leisure (3.0%)
Carnival Corp.	2,200	126,720
Starbucks Corp.*	3,550	191,700

		318,420

Household Durables (0.8%)
Centex Corp.	400	24,524
D.R. Horton, Inc.	300	11,934
Lennar Corp., Class A	260	14,682
Pulte Homes, Inc.	600	39,648

		90,788

Internet & Catalog Retail (5.8%)
Amazon.com, Inc.*	6,350	274,447
eBay, Inc.*	4,260	347,190

		621,637

Media (3.7%)
News Corp., Class A	4,170	70,890
Pixar*	1,550	135,114
Viacom, Inc., Class B	900	33,606
XM Satellite Radio Holdings, Inc., Class A*	4,850	154,763

		394,373

Multiline Retail (0.7%)
Target Corp.	1,570	79,709

Specialty Retail (2.6%)
Bed Bath & Beyond, Inc.*	2,610	105,157
Best Buy Co., Inc.	650	34,963
Lowe’s Cos., Inc.	1,700	96,883
Williams-Sonoma, Inc.*	1,200	41,520

		278,523

Textiles, Apparel & Luxury Goods (1.6%)
Coach, Inc.*	1,540	86,394
Nike, Inc., Class B	950	82,299

		168,693

Total Consumer Discretionary		2,047,718

Consumer Staples (6.3%)
Beverages (0.4%)
PepsiCo, Inc.	900	48,330

Food & Staples Retailing (2.9%)
Wal-Mart Stores, Inc.	2,400	125,760
Walgreen Co.	4,350	185,353

		311,113

Household Products (1.6%)
Procter & Gamble Co.	3,150	167,675

Personal Products (1.4%)
Avon Products, Inc.	2,080	87,818
Gillette Co.	1,150	58,328

		146,146

Total Consumer Staples		673,264

Energy (1.8%)
Energy Equipment & Services (1.2%)
Schlumberger Ltd.	450	30,618
Smith International, Inc.*	650	38,480
Transocean, Inc.*	1,400	61,600

		130,698

Oil & Gas (0.6%)
Apache Corp.	1,100	59,862

Total Energy		190,560

Financials (13.4%)
Capital Markets (3.5%)
Charles Schwab Corp.	380	$4,271
Franklin Resources, Inc.	525	35,627
Goldman Sachs Group, Inc.	1,470	158,539
Legg Mason, Inc.	800	61,784
Merrill Lynch & Co., Inc.	1,360	81,695
Morgan Stanley	650	36,374

		378,290

Commercial Banks (1.2%)
Commerce Bancorp, Inc./ New Jersey	1,300	74,802
Wachovia Corp.	900	49,365

		124,167

Consumer Finance (0.7%)
MBNA Corp.	2,705	71,899

Diversified Financial Services (1.6%)
Citigroup, Inc.	2,725	133,661
JPMorgan Chase & Co.	918	34,269

		167,930

Insurance (5.9%)
Aflac, Inc.	540	21,335
Ambac Financial Group, Inc.	180	13,838
American International Group, Inc.	2,970	196,881
Metlife, Inc.	1,650	65,588
Progressive Corp.	4,050	338,783

		636,425

Thrifts & Mortgage Finance (0.5%)
Golden West Financial Corp.	850	54,927

Total Financials		1,433,638

Health Care (18.7%)
Biotechnology (6.6%)
Amgen, Inc.*	4,780	297,507
Biogen Idec, Inc.*	950	61,712
Genentech, Inc.*	5,590	266,699
Gilead Sciences, Inc.*	2,470	81,757

		707,675

Health Care Equipment & Supplies (4.0%)
Alcon, Inc.	900	71,280
Medtronic, Inc.	1,300	68,237
St. Jude Medical, Inc.*	2,940	115,483
Stryker Corp.	1,280	62,899
Zimmer Holdings, Inc.*	1,410	111,179

		429,078

Health Care Providers & Services (3.2%)
Aetna, Inc.	500	63,525
Caremark Rx, Inc.*	1,730	67,643
Health Management Associates, Inc., Class A	820	18,106
UnitedHealth Group, Inc.	1,050	93,345
WellPoint, Inc.*	790	95,985

		338,604

Pharmaceuticals (4.9%)
Abbott Laboratories	2,050	92,291
Elan Corp. plc (ADR)*	2,300	61,939
Forest Laboratories, Inc.*	2,050	85,136
Johnson & Johnson	690	44,643
Novartis AG (ADR)	1,200	57,456
Pfizer, Inc.	2,400	57,984
Schering-Plough Corp.	2,300	42,688
Teva Pharmaceutical Industries Ltd. (ADR)	2,960	85,041

		527,178

Total Health Care		2,002,535

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER GROWTH FUND

PORTFOLIO OF INVESTMENTS (Concluded)

January 31, 2004 (Unaudited)

	Number of Shares	Value (Note 1)
Industrials (7.3%)
Aerospace & Defense (0.5%)
United Technologies Corp.	600	$60,408

Air Freight & Logistics (1.0%)
FedEx Corp.	950	90,867
United Parcel Service, Inc./Georgia, Class B	270	20,164

		111,031

Building Products (0.4%)
American Standard Cos., Inc.*	990	39,640

Commercial Services & Supplies (1.3%)
Apollo Group, Inc., Class A*	1,750	136,833

Industrial Conglomerates (3.1%)
General Electric Co.	7,650	276,394
Tyco International Ltd.	1,550	56,017

		332,411

Machinery (1.0%)
Danaher Corp.	1,915	105,095

Total Industrials		785,418

Information Technology (32.5%)
Communications Equipment (6.5%)
Cisco Systems, Inc.*	9,730	175,529
Corning, Inc.*	5,870	64,218
Juniper Networks, Inc.*	4,900	123,137
QUALCOMM, Inc.	8,880	330,691

		693,575

Computers & Peripherals (7.2%)
Apple Computer, Inc.*	1,150	88,435
Dell, Inc.*	9,190	383,775
EMC Corp.*	2,190	28,689
Network Appliance, Inc.*	8,550	272,232

		773,131

Internet Software & Services (5.6%)
Google, Inc., Class A*	425	83,143
VeriSign, Inc.*	1,100	28,424
Yahoo!, Inc.*	13,920	490,123

		601,690

IT Services (0.1%)
Iron Mountain, Inc.*	370	$10,434

Semiconductors & Semiconductor Equipment (6.1%)
Applied Materials, Inc.*	3,560	56,604
Broadcom Corp., Class A*	4,330	137,824
Marvell Technology Group Ltd.*	5,920	198,024
Maxim Integrated Products, Inc.	4,000	156,040
Xilinx, Inc.	3,550	103,624

		652,116

Software (7.0%)
Electronic Arts, Inc.*	2,830	182,082
Mercury Interactive Corp.*	750	32,827
Microsoft Corp.	7,420	194,998
Oracle Corp.*	5,900	81,243
SAP AG (ADR)	1,530	59,242
Symantec Corp.*	8,350	194,972

		745,364

Total Information Technology		3,476,310

Total Common Stocks (99.1%) (Cost $8,802,792)		10,609,443

	Principal Amount
SHORT-TERM DEBT SECURITIES:
Time Deposit (0.7%)
JPMorgan Chase Nassau, 1.98%, 2/1/05 (Amortized Cost $77,281)	$77,281	77,281

Total Investments (99.8%) (Cost/Amortized Cost $8,880,073)		10,686,724
Other Assets Less Liabilities (0.2%)		25,540

Net Assets (100%)		$10,712,264

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

Investment security transactions for the three months ended January 31, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$1,391,488
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	1,882,157

As of January 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,978,223
Aggregate gross unrealized depreciation	(304,392)

Net unrealized appreciation	$1,673,831

Federal income tax cost of investments	$9,012,893

For the three months ended January 31, 2005, the Fund incurred approximately $192 as brokerage commissions with Bernstein (Sanford C.) & Co., an affiliated broker/dealer.

The Fund has a net capital loss carryforward of $1,953,192 of which $774,412 expires in the year 2010, $757,736 expires in the year 2011 and $421,044 expires in the year 2012.

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER CORE EQUITY FUND

PORTFOLIO OF INVESTMENTS

January 31, 2004 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (17.0%)
Auto Components (0.7%)
American Axle & Manufacturing Holdings, Inc.	400	$10,740
Autoliv, Inc.	100	4,715
BorgWarner, Inc.	400	21,476
Dana Corp.	250	3,968
Lear Corp.	425	22,950
Magna International, Inc., Class A	250	18,935

		82,784

Automobiles (0.2%)
Harley-Davidson, Inc.	455	27,350

Hotels, Restaurants & Leisure (2.2%)
Hilton Hotels Corp.	3,120	69,420
McDonald’s Corp.	3,660	118,547
Royal Caribbean Cruises Ltd.	1,710	90,630

		278,597

Household Durables (0.9%)
American Greetings Corp., Class A	3,680	88,835
Newell Rubbermaid, Inc.	1,000	21,520

		110,355

Internet & Catalog Retail (0.3%)
Shanda Interactive Entertainment Ltd. (ADR)*	1,100	36,080

Media (5.3%)
Comcast Corp.,
Class A*	1,650	53,113
Special Class A*	3,000	94,830
DIRECTV Group, Inc.*	7,991	120,265
Gemstar-TV Guide International, Inc.*	2,015	11,123
Interpublic Group of Cos., Inc.*	1,600	20,880
Liberty Media Corp., Class A*	3,358	35,058
Sirius Satellite Radio, Inc.*	3,440	22,773
Time Warner, Inc.*	13,215	237,870
Univision Communications, Inc., Class A*	1,395	38,097
Viacom, Inc., Class B	125	4,667
Walt Disney Co.	200	5,726
XM Satellite Radio Holdings, Inc., Class A*	880	28,081

		672,483

Multiline Retail (2.0%)
Federated Department Stores, Inc.	500	28,400
Nordstrom, Inc.	250	12,062
Target Corp.	4,310	218,819

		259,281

Specialty Retail (4.6%)
AutoZone, Inc.*	1,030	91,927
Best Buy Co., Inc.	1,410	75,844
Gap, Inc.	1,000	22,010
Home Depot, Inc.	4,425	182,575
Limited Brands	1,200	28,440
Linens’N Things, Inc.*	3,169	82,077
Office Depot, Inc.*	1,300	22,477
Staples, Inc.	2,375	77,758

		583,108

Textiles, Apparel & Luxury Goods (0.8%)
Jones Apparel Group, Inc.	650	21,860
Nike, Inc., Class B	900	77,967

		99,827

Total Consumer Discretionary		2,149,865

Consumer Staples (5.5%)
Beverages (1.1%)
Coca-Cola Co.	400	$16,596
PepsiCo, Inc.	2,265	121,631

		138,227

Food & Staples Retailing (0.9%)
Kroger Co.*	1,500	25,650
Safeway, Inc.*	1,200	22,620
Wal-Mart Stores, Inc.	1,200	62,880

		111,150

Food Products (0.7%)
Archer-Daniels-Midland Co.	1,475	35,695
Sara Lee Corp.	1,300	30,524
Unilever N.V. (N.Y. Shares)	375	24,491

		90,710

Household Products (1.8%)
Colgate-Palmolive Co.	2,000	105,080
Procter & Gamble Co.	2,250	119,767

		224,847

Tobacco (1.0%)
Altria Group, Inc.	1,425	90,958
UST, Inc.	700	35,462

		126,420

Total Consumer Staples		691,354

Energy (6.7%)
Energy Equipment & Services (0.5%)
Halliburton Co.	1,510	62,106

Oil & Gas (6.2%)
BP plc (ADR)	425	25,339
ChevronTexaco Corp.	1,500	81,600
ConocoPhillips	500	46,395
Exxon Mobil Corp.	6,265	323,274
Marathon Oil Corp.	800	30,984
Occidental Petroleum Corp.	725	42,326
Petroleo Brasileiro S.A. (ADR)	2,000	81,300
Unocal Corp.	3,055	145,326

		776,544

Total Energy		838,650

Financials (20.2%)
Capital Markets (3.9%)
Bank of New York Co., Inc.	4,400	130,724
E*Trade Financial Corp.*	3,700	50,875
Goldman Sachs Group, Inc.	1,450	156,383
Lehman Brothers Holdings, Inc.	375	34,196
Merrill Lynch & Co., Inc.	400	24,028
Morgan Stanley	1,720	96,251

		492,457

Commercial Banks (5.3%)
Bank of America Corp.	4,800	222,576
Comerica, Inc.	500	28,930
KeyCorp.	825	27,572
Lloyds TSB Group plc	11,900	111,381
National City Corp.	850	30,218
PNC Financial Services Group, Inc.	125	6,734
SunTrust Banks, Inc.	450	32,409
U.S. Bancorp	1,625	48,831
Wachovia Corp.	1,025	56,221
Wells Fargo & Co.	1,775	108,807

		673,679

Consumer Finance (1.3%)
American Express Co.	2,315	123,505
SLM Corp.	910	45,673

		169,178

Diversified Financial Services (2.3%)
Citigroup, Inc.	5,300	259,965

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER CORE EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2004 (Unaudited)

	Number of Shares	Value (Note 1)
JPMorgan Chase & Co.	900	$33,597

		293,562

Insurance (5.7%)
ACE Ltd.	400	17,360
Allstate Corp.	750	37,830
American International Group, Inc.	3,640	241,296
Chubb Corp.	375	27,930
Genworth Financial, Inc., Class A	1,100	29,183
Hartford Financial Services Group, Inc.	475	31,963
Marsh & McLennan Cos., Inc.	2,800	91,000
MBIA, Inc.	400	23,896
Metlife, Inc.	750	29,812
PartnerReinsurance Ltd.	150	9,505
St. Paul Travelers Cos., Inc.	3,827	143,666
XL Capital Ltd., Class A	400	29,912

		713,353

Thrifts & Mortgage Finance (1.7%)
Countrywide Financial Corp.	1,575	58,275
Fannie Mae	725	46,820
Freddie Mac	650	42,439
MGIC Investment Corp.	400	25,560
Washington Mutual, Inc.	875	35,306

		208,400

Total Financials		2,550,629

Health Care (15.3%)
Biotechnology (2.2%)
Amgen, Inc.*	2,260	140,663
Genentech, Inc.*	2,830	135,019

		275,682

Health Care Equipment & Supplies (2.4%)
Biomet, Inc.	1,650	70,092
Boston Scientific Corp.*	2,500	82,650
Medtronic, Inc.	2,830	148,547

		301,289

Health Care Providers & Services (6.8%)
Cardinal Health, Inc.	2,400	135,168
Caremark Rx, Inc.*	1,755	68,620
Eclipsys Corp.*	4,000	75,200
Health Management Associates, Inc., Class A	4,700	103,776
Medco Health Solutions, Inc.*	800	34,056
UnitedHealth Group, Inc.	3,610	320,929
WellPoint, Inc.*	1,000	121,500

		859,249

Pharmaceuticals (3.9%)
Abbott Laboratories	700	31,514
Bristol-Myers Squibb Co.	650	15,236
Eli Lilly & Co.	550	29,832
GlaxoSmithKline plc (ADR)	525	23,399
Johnson & Johnson	1,225	79,257
Merck & Co., Inc.	1,275	35,764
Pfizer, Inc.	6,500	157,040
Sanofi-Aventis (ADR)	2,830	105,333
Wyeth	400	15,852

		493,227

Total Health Care		1,929,447

Industrials (12.7%)
Aerospace & Defense (1.1%)
Boeing Co.	900	45,540
General Dynamics Corp.	100	10,325
Goodrich Corp.	850	29,155
Honeywell International, Inc.	300	10,794
Raytheon Co.	1,260	47,124

		142,938

Air Freight & Logistics (1.5%)
FedEx Corp.	1,880	$179,822
United Parcel Service, Inc./Georgia, Class B	125	9,335

		189,157

Airlines (0.9%)
Southwest Airlines Co.	7,548	109,295

Building Products (0.3%)
Masco Corp.	800	29,440

Commercial Services & Supplies (1.0%)
Apollo Group, Inc., Class A*	1,020	79,754
FTI Consulting, Inc.*	2,600	50,440

		130,194

Electrical Equipment (0.4%)
Cooper Industries Ltd., Class A	475	33,013
Hubbell, Inc., Class B	400	19,808

		52,821

Industrial Conglomerates (5.3%)
General Electric Co.	12,490	451,264
Textron, Inc.	600	43,188
Tyco International Ltd.	4,795	173,291

		667,743

Machinery (0.6%)
Eaton Corp.	500	33,995
Ingersoll-Rand Co., Class A	200	14,876
Parker-Hannifin Corp.	450	29,322

		78,193

Road & Rail (1.6%)
Burlington Northern Santa Fe Corp.	800	38,544
CSX Corp.	650	25,980
Norfolk Southern Corp.	975	34,047
Union Pacific Corp.	1,800	107,280

		205,851

Total Industrials		1,605,632

Information Technology (16.0%)
Communications Equipment (3.8%)
ADC Telecommunications, Inc.*	5,100	13,107
Cisco Systems, Inc.*	11,390	205,475
Corning, Inc.*	2,300	25,162
Ditech Communications Corp.*	1,700	22,610
Motorola, Inc.	8,290	130,485
QUALCOMM, Inc.	400	14,896
Research In Motion Ltd.*	720	51,329
Tellabs, Inc.*	2,500	17,800

		480,864

Computers & Peripherals (2.3%)
Dell, Inc.*	1,820	76,003
Hewlett-Packard Co.	2,535	49,661
International Business Machines Corp.	500	46,710
Lexmark International, Inc., Class A*	1,345	112,106

		284,480

Electronic Equipment & Instruments (0.9%)
Arrow Electronics, Inc.*	300	7,083
Avnet, Inc.*	500	8,960
Celestica, Inc.*	1,300	16,965
Flextronics International Ltd.*	1,700	24,055
Sanmina-SCI Corp.*	1,700	10,506
Solectron Corp.*	4,400	21,868
Tech Data Corp.*	375	15,761
Vishay Intertechnology, Inc.*	1,100	14,377

		119,575

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER CORE EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2004 (Unaudited)

	Number of Shares	Value (Note 1)
Internet Software & Services (1.1%)
Yahoo!, Inc.*	4,120	$145,065

IT Services (0.7%)
Affiliated Computer Services, Inc., Class A*	1,200	65,028
Electronic Data Systems Corp.	1,100	23,562

		88,590

Semiconductors & Semiconductor Equipment (3.2%)
Freescale Semiconductor, Inc., Class B*	866	15,129
Intel Corp.	3,845	86,320
Samsung Electronics Co., Ltd. (GDR)§	249	60,095
Texas Instruments, Inc.	10,340	239,992

		401,536

Software (4.0%)
Intuit, Inc.*	505	19,695
Microsoft Corp.	18,140	476,719
Oracle Corp.*	600	8,262

		504,676

Total Information Technology		2,024,786

Materials (1.6%)
Chemicals (0.2%)
DuPont (E.I.) de Nemours & Co.	600	28,536

Containers & Packaging (0.1%)
Smurfit-Stone Container Corp.*	1,000	15,040

Metals & Mining (1.1%)
Rio Tinto plc (ADR)	605	75,988
United States Steel Corp.	800	41,440
Worthington Industries, Inc.	700	14,336

		131,764

Paper & Forest Products (0.2%)
Georgia-Pacific Corp.	800	25,680

Total Materials		201,020

Telecommunication Services (3.2%)
Diversified Telecommunication Services (1.8%)
Alltel Corp.	1,700	93,568
SBC Communications, Inc.	500	11,880
Sprint Corp.	2,400	57,192
Verizon Communications, Inc.	1,650	58,723

		221,363

Wireless Telecommunication Services (1.4%)
Crown Castle International Corp.*	2,600	42,640
NII Holdings, Inc.*	2,550	$137,190

		179,830

Total Telecommunication Services		401,193

Utilities (1.2%)
Electric Utilities (0.8%)
American Electric Power Co., Inc.	850	29,963
Entergy Corp.	500	34,760
Exelon Corp.	800	35,400

		100,123

Multi-Utilities & Unregulated Power (0.4%)
Constellation Energy Group, Inc.	500	25,000
Sempra Energy	600	22,332

		47,332

Total Utilities		147,455

Total Common Stocks (99.4%) (Cost $11,047,639)		12,540,031

	Principal Amount
SHORT-TERM DEBT SECURITIES:
Time Deposit (1.1%)
JPMorgan Chase Nassau, 1.98%, 2/1/05 (Amortized Cost $143,306)	$143,306	143,306

Total Investments (100.5%) (Cost/Amortized Cost $11,190,945)		12,683,337
Other Assets Less Liabilities (-0.5%)		(61,707)

Net Assets (100%)		$12,621,630

*	Non-income producing.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At January 31, 2005, the market value of these securities amounted to $60,095 or 0.48% of net assets. Securities denoted with “§” but without “(b)” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

Glossary:

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER CORE EQUITY FUND

PORTFOLIO OF INVESTMENTS (Concluded)

January 31, 2004 (Unaudited)

Investment security transactions for the three months ended January 31, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$1,750,688
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	2,178,144

As of January 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,774,862
Aggregate gross unrealized depreciation	(419,983)

Net unrealized appreciation	$1,354,879

Federal income tax cost of investments	$11,328,458

For the three months ended January 31, 2005, the Fund incurred approximately $959 as brokerage commissions with Bernstein (Sanford C.) & Co., an affiliated broker/dealer.

The Fund has a net capital loss carryforward of $524,197 of which $144,365 expires in the year 2010 and $379,832 expires in the year 2011.

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER VALUE FUND

PORTFOLIO OF INVESTMENTS

January 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (12.6%)
Auto Components (0.4%)
Johnson Controls, Inc.	800	$47,328

Automobiles (0.1%)
Harley-Davidson, Inc.	200	12,022

Hotels, Restaurants & Leisure (1.0%)
Carnival Corp.	850	48,960
McDonald’s Corp.	871	28,212
Royal Caribbean Cruises Ltd.	200	10,600
Wendy’s International, Inc.	1,000	39,220

		126,992

Household Durables (1.5%)
Fortune Brands, Inc.	500	41,990
Koninklijke (Royal) Philips Electronics N.V. (N.Y. Shares)	5,650	147,352

		189,342

Leisure Equipment & Products (0.1%)
Hasbro, Inc.	840	16,464

Media (6.7%)
Comcast Corp.,
Class A*	2,550	82,084
Special Class A*	4,667	147,524
News Corp., Class A	9,850	167,450
Reed Elsevier plc	4,577	41,653
Time Warner, Inc.*	6,528	117,504
Tribune Co.	948	37,901
Viacom, Inc., Class B	5,968	222,845
Walt Disney Co.	750	21,472

		838,433

Multiline Retail (0.7%)
Dillards, Inc., Class A	3,300	86,592

Specialty Retail (2.1%)
Bed Bath & Beyond, Inc.*	800	32,232
Gap, Inc.	2,160	47,542
Home Depot, Inc.	2,500	103,150
Lowe’s Cos., Inc.	900	51,291
TJX Cos. Inc.	1,460	36,558

		270,773

Total Consumer Discretionary		1,587,946

Consumer Staples (9.0%)
Beverages (0.3%)
Diageo plc	1,344	18,340
PepsiCo, Inc.	477	25,615

		43,955

Food Products (2.9%)
Archer-Daniels-Midland Co.	8,137	196,915
Dean Foods Co.*	400	14,092
H.J. Heinz Co.	919	34,747
Kellogg Co.	1,428	63,746
Nestle S.A. (Registered)	81	21,264
Sara Lee Corp.	1,660	38,977

		369,741

Household Products (1.0%)
Kimberly-Clark Corp.	936	61,317
Procter & Gamble Co.	1,100	58,553

		119,870

Personal Products (0.7%)
Avon Products, Inc.	1,940	81,907

Tobacco (4.1%)
Altria Group, Inc.	7,650	488,300
Loews Corp. - Carolina Group	700	$21,973

		510,273

Total Consumer Staples		1,125,746

Energy (13.4%)
Energy Equipment & Services (2.7%)
Baker Hughes, Inc.	1,000	43,300
GlobalSantaFe Corp.	313	11,068
Halliburton Co.	4,200	172,746
Nabors Industries Ltd.*	1,000	50,400
Noble Corp.*	873	46,574
Schlumberger Ltd.	203	13,812

		337,900

Oil & Gas (10.7%)
BP plc (ADR)	2,620	156,204
ChevronTexaco Corp.	500	27,200
ConocoPhillips	4,881	452,908
Devon Energy Corp.	500	20,335
EOG Resources, Inc.	265	19,676
Exxon Mobil Corp.	3,036	156,658
Marathon Oil Corp.	4,416	171,032
Noble Energy, Inc.	1,600	94,672
Occidental Petroleum Corp.	2,200	128,436
Total S.A. (ADR)	465	50,011
Unocal Corp.	1,402	66,693

		1,343,825

Total Energy		1,681,725

Financials (23.9%)
Capital Markets (4.7%)
Franklin Resources, Inc.	220	14,929
Goldman Sachs Group, Inc.	2,941	317,187
Lehman Brothers Holdings, Inc.	540	49,243
Mellon Financial Corp.	1,524	44,729
Merrill Lynch & Co., Inc.	1,850	111,130
Morgan Stanley	1,000	55,960

		593,178

Commercial Banks (5.5%)
Bank of America Corp.	9,985	463,004
North Fork Bancorp, Inc.	1,500	43,050
PNC Financial Services Group, Inc.	910	49,022
SunTrust Banks, Inc.	1,332	95,931
Wells Fargo & Co.	630	38,619

		689,626

Consumer Finance (0.7%)
American Express Co.	872	46,521
MBNA Corp.	1,420	37,744

		84,265

Diversified Financial Services (5.4%)
Citigroup, Inc.	6,250	306,562
JPMorgan Chase & Co.	9,975	372,367

		678,929

Insurance (6.2%)
ACE Ltd.	2,900	125,860
Aflac, Inc.	593	23,429
Allstate Corp.	1,707	86,101
American International Group, Inc.	2,300	152,467
Axis Capital Holdings Ltd.	1,400	38,304
Chubb Corp.	264	19,663
Hartford Financial Services Group, Inc.	558	37,548
Metlife, Inc.	3,189	126,763
St. Paul Travelers Cos., Inc.	4,519	169,643

		779,778

Thrifts & Mortgage Finance (1.4%)
Fannie Mae	2,421	156,348

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Freddie Mac	390	$25,463

		181,811

Total Financials		3,007,587

Health Care (7.1%)
Health Care Equipment & Supplies (0.8%)
Baxter International, Inc.	623	21,033
Boston Scientific Corp.*	2,500	82,650

		103,683

Health Care Providers & Services (1.9%)
Caremark Rx, Inc.*	1,500	58,650
Health Management Associates, Inc., Class A	1,100	24,288
UnitedHealth Group, Inc.	300	26,670
WellPoint, Inc.*	1,000	121,500

		231,108

Pharmaceuticals (4.4%)
Abbott Laboratories	1,056	47,541
Eli Lilly & Co.	196	10,631
Forest Laboratories, Inc.*	700	29,071
Johnson & Johnson	1,118	72,335
Merck & Co., Inc.	2,081	58,372
Novartis AG (Registered)	414	19,855
Pfizer, Inc.	2,277	55,012
Roche Holding AG	247	26,311
Sanofi-Aventis (ADR)	5,273	196,261
Wyeth	935	37,054

		552,443

Total Health Care		887,234

Industrials (13.4%)
Aerospace & Defense (1.6%)
Lockheed Martin Corp.	1,209	69,892
Northrop Grumman Corp.	1,319	68,430
United Technologies Corp.	670	67,456

		205,778

Air Freight & Logistics (0.0%)
CNF, Inc.	100	4,691

Building Products (0.6%)
American Standard Cos., Inc.*	900	36,036
Masco Corp.	990	36,432

		72,468

Commercial Services & Supplies (2.3%)
Cendant Corp.	8,250	194,287
R.R. Donnelley & Sons Co.	2,850	95,333

		289,620

Electrical Equipment (0.7%)
Cooper Industries Ltd., Class A	380	26,410
Emerson Electric Co.	873	58,700

		85,110

Industrial Conglomerates (3.8%)
3M Co.	600	50,616
General Electric Co.	4,600	166,198
Siemens AG (ADR)	1,100	87,351
Tyco International Ltd.	4,800	173,472

		477,637

Machinery (2.2%)
Deere & Co.	3,341	231,966
Illinois Tool Works, Inc.	330	28,703
Sandvik AB	280	11,422

		272,091

Road & Rail (2.1%)
Burlington Northern Santa Fe Corp.	1,259	60,659
CSX Corp.	3,300	131,901
Union Pacific Corp.	1,245	74,202

		266,762

Trading Companies & Distributors (0.1%)
Finning International, Inc.	196	$5,576

Total Industrials		1,679,733

Information Technology (6.3%)
Communications Equipment (0.1%)
Cisco Systems, Inc.*	900	16,236

Computers & Peripherals (0.8%)
EMC Corp.*	800	10,480
Hewlett-Packard Co.	4,217	82,611
International Business Machines Corp.	93	8,688

		101,779

IT Services (0.7%)
Accenture Ltd., Class A*	1,855	48,323
Fiserv, Inc.*	930	35,572

		83,895

Semiconductors & Semiconductor Equipment (1.0%)
Analog Devices, Inc.	500	17,945
Applied Materials, Inc.*	600	9,540
Freescale Semiconductor, Inc., Class B*	4,814	84,101
Maxim Integrated Products, Inc.	300	11,703

		123,289

Software (3.7%)
Microsoft Corp.	16,850	442,818
Symantec Corp.*	800	18,680

		461,498

Total Information Technology		786,697

Materials (7.0%)
Chemicals (3.0%)
Air Products & Chemicals, Inc.	2,052	120,883
Dow Chemical Co.	920	45,724
DuPont (E.I.) de Nemours & Co.	1,151	54,742
Monsanto Co.	611	33,073
Nalco Holding Co.*	470	9,095
PPG Industries, Inc.	1,036	71,256
Praxair, Inc.	213	9,191
Syngenta AG*	353	37,988

		381,952

Containers & Packaging (0.1%)
Smurfit-Stone Container Corp.*	971	14,604

Metals & Mining (1.8%)
Alcoa, Inc.	1,000	29,510
Freeport-McMoRan Copper & Gold, Inc., Class B	5,200	191,412

		220,922

Paper & Forest Products (2.1%)
Bowater, Inc.	382	14,516
International Paper Co.	6,323	247,545

		262,061

Total Materials		879,539

Telecommunication Services (2.3%)
Diversified Telecommunication Services (1.8%)
BellSouth Corp.	700	18,368
SBC Communications, Inc.	500	11,880
Sprint Corp.	3,750	89,363
Verizon Communications, Inc.	3,051	108,585

		228,196

Wireless Telecommunication Services (0.5%)
Vodafone Group plc	21,737	56,167

Total Telecommunication Services		284,363

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER VALUE FUND

PORTFOLIO OF INVESTMENTS (Concluded)

January 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Utilities (3.7%)
Electric Utilities (2.9%)
Cinergy Corp.	487	$19,621
Entergy Corp.	3,625	252,010
Exelon Corp.	294	13,010
FirstEnergy Corp.	74	2,942
FPL Group, Inc.	200	15,328
PPL Corp.	691	37,314
TXU Corp.	420	29,064

		369,289

Gas Utilities (0.1%)
KeySpan Corp.	212	8,368

Multi-Utilities & Unregulated Power (0.7%)
Dominion Resources, Inc.	1,110	77,012
Energy East Corp.	53	1,388
Public Service Enterprise Group, Inc.	300	15,825

		94,225

Total Utilities		471,882

Total Common Stocks (98.7%) (Cost $10,767,511)		12,392,452

	Principal Amount	Value (Note 1)
SHORT-TERM DEBT SECURITIES:
Time Deposit (1.3%)
JPMorgan Chase Nassau, 1.98%, 2/1/05 (Amortized Cost $162,398)	$162,398	$162,398

Total Investments (100.0%) (Cost/Amortized Cost $10,929,909)		12,554,850
Other Assets Less Liabilities (-0.0%)		(2,001)

Net Assets (100%)		$12,552,849

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

Investment security transactions for the three months ended January 31, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$2,948,600
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	3,726,114

As of January 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,716,833
Aggregate gross unrealized depreciation	(210,951)

Net unrealized appreciation	$1,505,882

Federal income tax cost of investments	$11,048,968

For the three months ended January 31, 2005, the Fund incurred approximately $163 as brokerage commissions with Bernstein (Sanford C.) & Co., an affiliated broker/dealer.

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER SMALL/MID CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS

January 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (13.2%)
Auto Components (1.2%)
BorgWarner, Inc.	2,725	$146,305
Gentex Corp.	200	6,766

		153,071

Automobiles (0.2%)
Winnebago Industries, Inc.	800	27,592

Hotels, Restaurants & Leisure (3.1%)
BJ’s Restaurants, Inc.*	900	13,941
Four Seasons Hotels, Inc.	500	38,480
La Quinta Corp.*	2,600	22,594
Marriott International, Inc., Class A	1,075	67,918
Panera Bread Co., Class A*	800	40,800
Red Robin Gourmet Burgers*	400	18,900
Royal Caribbean Cruises Ltd.	2,100	111,300
Station Casinos, Inc.	1,200	73,800

		387,733

Household Durables (1.2%)
Garmin Ltd.	1,225	67,375
Harman International Industries, Inc.	325	39,536
Tempur-Pedic International, Inc.*	1,900	40,641

		147,552

Internet & Catalog Retail (0.1%)
J. Jill Group, Inc.*	800	11,568

Leisure Equipment & Products (0.4%)
Brunswick Corp.	1,125	51,885

Media (2.8%)
Citadel Broadcasting Corp.*	600	8,406
Dex Media, Inc.	100	2,339
Dow Jones & Co., Inc.	100	3,812
Entravision Communications Corp.*	2,700	21,600
Getty Images, Inc.*	2,025	141,142
Radio One, Inc., Class D*	4,100	64,370
Scholastic Corp.*	400	13,700
UnitedGlobalCom, Inc., Class A*	7,075	69,123
XM Satellite Radio Holdings, Inc., Class A*	1,000	31,910

		356,402

Multiline Retail (0.8%)
Fred’s, Inc.	1,450	23,882
Tuesday Morning Corp.*	2,900	83,317

		107,199

Specialty Retail (3.0%)
Cost Plus, Inc.*	1,100	28,853
Dick’s Sporting Goods, Inc.*	1,670	56,780
Finish Line, Inc., Class A	800	16,240
HOT Topic, Inc.*	1,800	34,884
Petco Animal Supplies, Inc.*	2,500	94,925
Regis Corp.	600	23,940
Too, Inc.*	2,000	54,320
Tractor Supply Co.*	1,000	35,800
Williams-Sonoma, Inc.*	1,200	41,520

		387,262

Textiles, Apparel & Luxury Goods (0.4%)
Fossil, Inc.*	1,625	45,338

Total Consumer Discretionary		1,675,602

Consumer Staples (0.1%)
Food Products (0.1%)
Bunge Ltd.	100	5,654
Dean Foods Co.*	100	3,523

Total Consumer Staples		9,177

Energy (6.9%)
Energy Equipment & Services (5.0%)
Cal Dive International, Inc.*	1,800	$78,660
Cooper Cameron Corp.*	600	33,846
ENSCO International, Inc.	1,950	66,749
FMC Technologies, Inc.*	1,400	42,882
GlobalSantaFe Corp.	1,350	47,736
Grant Prideco, Inc.*	3,300	64,680
National-Oilwell, Inc.*	2,675	98,654
Patterson-UTI Energy, Inc.	5,525	107,461
Rowan Cos., Inc.*	100	2,816
Superior Energy Services, Inc.*	1,800	28,656
Transocean, Inc.*	1,400	61,600

		633,740

Oil & Gas (1.9%)
Bill Barrett Corp.*	1,100	34,738
Chesapeake Energy Corp.	300	5,271
Denbury Resources, Inc.*	800	23,360
Newfield Exploration Co.*	1,000	61,200
Noble Energy, Inc.	700	41,419
Spinnaker Exploration Co.*	2,200	72,138

		238,126

Total Energy		871,866

Financials (7.2%)
Capital Markets (1.4%)
Affiliated Managers Group, Inc.*	500	31,705
Ameritrade Holding Corp.*	300	3,879
BlackRock, Inc., Class A	800	64,240
Federated Investors, Inc., Class B	200	5,876
Investors Financial Services Corp.	900	45,369
National Financial Partners Corp.	700	27,349

		178,418

Commercial Banks (2.5%)
Cathay General Bancorp	700	25,431
Cullen/Frost Bankers, Inc.	100	4,696
East-West Bancorp, Inc.	800	31,152
First State Bancorp/New Mexico	700	26,467
Greater Bay Bancorp	1,300	35,451
Southwest Bancorporation of Texas, Inc.	2,300	45,471
TCF Financial Corp.	1,000	28,110
UCBH Holdings, Inc.	1,525	67,207
Umpqua Holdings Corp.	1,700	41,276
Westamerica Bancorp	300	15,576

		320,837

Consumer Finance (0.0%)
Providian Financial Corp.*	200	3,336

Diversified Financial Services (1.6%)
Advance America Cash Advance Centers, Inc.*	1,210	26,983
Archipelago Holdings, Inc.*	1,100	20,867
CapitalSource, Inc.*	2,400	56,664
Financial Federal Corp.	1,000	34,500
GFI Group, Inc.*	300	7,872
optionsXpress Holdings, Inc.*	1,000	20,280
Primus Guaranty Ltd.*	2,400	36,000

		203,166

Insurance (0.3%)
EMC Insurance Group, Inc.	700	14,000
IPC Holdings Ltd.	700	29,547

		43,547

Mutual Funds (0.1%)
Ares Capital Corp.*	600	10,860

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER SMALL/MID CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Real Estate (1.2%)
CB Richard Ellis Services, Inc., Class A*	2,375	$83,101
Jones Lang LaSalle, Inc.*	1,700	60,775
Meristar Hospitality Corp. (REIT)*	700	5,404

		149,280

Thrifts & Mortgage Finance (0.1%)
Farmer Mac, Class C	100	2,161
Franklin Bank Corp./Texas*	600	10,596

		12,757

Total Financials		922,201

Health Care (16.8%)
Biotechnology (4.1%)
Celgene Corp.*	100	2,734
Charles River Laboratories International, Inc.*	900	42,642
Digene Corp.*	800	20,488
Eyetech Pharmaceuticals, Inc.*	300	11,058
Gen-Probe, Inc.*	900	43,929
InterMune, Inc.*	600	6,846
Invitrogen Corp.*	100	6,871
Martek Biosciences Corp.*	1,000	52,820
OraSure Technologies, Inc.*	3,100	17,701
Pharmion Corp.*	1,500	54,390
Protein Design Labs, Inc.*	5,500	110,935
Serologicals Corp.*	1,100	26,004
Techne Corp.*	900	31,383
Telik, Inc.*	2,600	49,452
Trimeris, Inc.*	2,000	24,040
Vicuron Pharmaceuticals, Inc.*	1,600	24,240
Xenogen Corp.*	200	1,056

		526,589

Health Care Equipment & Supplies (6.2%)
American Medical Systems Holdings, Inc.*	1,500	58,905
Cooper Cos., Inc.	1,700	130,390
CTI Molecular Imaging, Inc.*	1,100	16,203
Cytyc Corp.*	3,025	75,776
Inamed Corp.*	1,929	133,487
Kinetic Concepts, Inc.*	1,025	66,625
Merit Medical Systems, Inc.*	1,667	23,638
Millipore Corp.*	507	22,070
Molecular Devices Corp.*	800	15,184
Stereotaxis, Inc.*	100	940
Steris Corp.*	1,700	40,324
Symmetry Medical, Inc.*	1,000	20,150
Thermo Electron Corp.*	2,825	84,580
Varian Medical Systems, Inc.*	150	5,660
Varian, Inc.*	1,600	63,888
Waters Corp.*	100	4,908
Wilson Greatbatch Technologies, Inc.*	1,300	23,140

		785,868

Health Care Providers & Services (4.7%)
Andrx Corp.*	300	6,552
Caremark Rx, Inc.*	1,925	75,267
Centene Corp.*	400	13,420
Health Management Associates, Inc., Class A	100	2,208
IDX Systems Corp.*	600	18,612
LabOne, Inc.*	2,500	83,875
Molina Healthcare, Inc.*	600	29,838
Parexel International Corp.*	1,300	30,836
Pharmaceutical Product Development, Inc.*	800	33,160
Psychiatric Solutions, Inc.*	1,000	35,400
Quest Diagnostics, Inc.	800	76,240
RehabCare Group, Inc.*	1,100	$29,722
Sierra Health Services, Inc.*	900	49,437
Symbion, Inc.*	600	12,042
United Surgical Partners International, Inc.*	800	31,512
VCA Antech, Inc.*	3,700	68,635

		596,756

Pharmaceuticals (1.8%)
Angiotech Pharmaceuticals, Inc.*	3,300	56,034
Impax Laboratories, Inc.*	1,900	32,575
IVAX Corp.*	125	1,879
Medicines Co.*	1,000	27,510
Medicis Pharmaceutical Corp., Class A	500	18,050
MGI Pharma, Inc.*	2,200	49,918
Salix Pharmaceuticals Ltd.*	1,300	19,565
Taro Pharmaceuticals Industries Ltd.*	600	18,024
Watson Pharmaceuticals, Inc.*	100	2,983

		226,538

Total Health Care		2,135,751

Industrials (16.5%)
Aerospace & Defense (2.6%)
Empresa Brasileira de Aeronautica S.A. (ADR)	100	3,185
Essex Corp.*	1,200	21,324
Hexcel Corp.*	2,900	42,717
L-3 Communications Holdings, Inc.	700	49,987
Precision Castparts Corp.	1,450	101,935
Rockwell Collins, Inc.	1,800	77,220
United Defense Industries, Inc.*	700	33,551

		329,919

Air Freight & Logistics (1.1%)
Expeditors International of Washington, Inc.	1,400	78,596
Forward Air Corp.*	1,400	59,661

		138,257

Airlines (0.6%)
Southwest Airlines Co.	4,875	70,590

Commercial Services & Supplies (5.9%)
CDI Corp.	1,100	23,100
Corporate Executive Board Co.	800	51,120
Education Management Corp.*	3,075	98,215
Jackson Hewitt Tax Service, Inc.	1,000	22,280
LECG Corp.*	1,200	21,444
Manpower, Inc.	3,125	152,031
Monster Worldwide, Inc.*	2,250	70,403
Navigant Consulting Co.*	1,100	26,323
NCO Group, Inc.*	1,400	31,892
PRG-Schultz International, Inc.*	4,800	26,640
Robert Half International, Inc.	100	3,034
Stericycle, Inc.*	2,325	119,575
Strayer Education, Inc.	865	92,858
Waste Connections, Inc.*	450	14,157

		753,072

Construction & Engineering (0.6%)
Dycom Industries, Inc.*	2,600	70,512

Electrical Equipment (1.0%)
Ametek, Inc.	700	26,740
C&D Technology, Inc.	200	3,038
Rockwell Automation, Inc.	1,750	99,138

		128,916

Machinery (2.3%)
Briggs & Stratton Corp.	600	23,274
Cummins, Inc.	500	38,835
CUNO, Inc.*	300	17,229

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER SMALL/MID CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Flowserve Corp.*	2,000	$49,900
Idex Corp.	1,550	59,752
Manitowoc Co., Inc.	600	21,840
Oshkosh Truck Corp.	400	29,356
Pall Corp.	200	5,386
Reliance Steel & Aluminum Co.	600	23,022
Wabash National Corp.*	800	20,304

		288,898

Road & Rail (1.3%)
Hunt (J.B.) Transport Services, Inc.	100	4,412
Knight Transportation, Inc.	1,650	40,590
Landstar System, Inc.*	1,600	55,648
Overnite Corp.	600	18,528
Werner Enterprises, Inc.	2,325	49,569

		168,747

Trading Companies & Distributors (1.1%)
Fastenal Co.	700	42,091
Hughes Supply, Inc.	1,800	54,684
MSC Industrial Direct Co.	1,400	48,468

		145,243

Total Industrials		2,094,154

Information Technology (30.4%)
Communications Equipment (2.5%)
Avaya, Inc.*	300	4,305
Avocent Corp.*	3,000	109,530
Comverse Technology, Inc.*	3,925	87,724
F5 Networks, Inc.*	600	28,764
Polycom, Inc.*	2,825	48,816
ViaSat, Inc.*	1,400	31,164

		310,303

Computers & Peripherals (1.2%)
Adaptec, Inc.*	2,600	15,600
LaserCard Corp.*	400	3,364
Network Appliance, Inc.*	1,900	60,496
QLogic Corp.*	1,975	75,603

		155,063

Electronic Equipment & Instruments (6.6%)
Amphenol Corp., Class A*	1,750	68,828
CDW Corp.	1,200	70,200
Coherent, Inc.*	1,000	30,000
Electro Scientific Industries, Inc.*	2,500	44,175
Flir Systems, Inc.*	2,150	131,043
Jabil Circuit, Inc.*	3,725	87,798
Mettler-Toledo International, Inc.*	800	40,128
National Instruments Corp.	3,450	94,323
Photon Dynamics, Inc.*	700	15,113
Scansource, Inc.*	1,200	77,124
Tektronix, Inc.	4,725	136,174
Trimble Navigation Ltd.*	1,100	39,116

		834,022

Internet Software & Services (1.5%)
Ask Jeeves, Inc.*	1,500	42,540
CNET Networks, Inc.*	200	2,200
Entrust, Inc.*	5,200	18,304
InfoSpace, Inc.*	700	33,047
Opsware, Inc.*	1,300	7,462
Phase Forward, Inc.*	100	678
ValueClick, Inc.*	1,000	13,230
VeriSign, Inc.*	2,775	71,706
Websense, Inc.*	100	5,370

		194,537

IT Services (5.2%)
Affiliated Computer Services, Inc., Class A*	1,250	67,738
Alliance Data Systems Corp.*	1,440	62,525
Anteon International Corp.*	1,200	41,184
BearingPoint, Inc.*	3,500	$27,615
CACI International, Inc., Class A*	900	46,935
Cognizant Technology Solutions Corp., Class A*	3,825	144,967
Global Payments, Inc.	2,500	143,225
Iron Mountain, Inc.*	1,600	45,120
MAXIMUS, Inc.*	600	18,048
RightNow Technologies, Inc.*	900	14,373
Sapient Corp.*	6,500	51,220

		662,950

Semiconductors & Semiconductor Equipment (4.9%)
Actel Corp.*	2,100	35,511
Altera Corp.*	200	3,840
AMIS Holdings, Inc.*	900	9,684
Cabot Microelectronics Corp.*	1,100	33,473
Exar Corp.*	4,500	64,665
Formfactor, Inc.*	2,100	47,817
Integrated Circuit Systems, Inc.*	1,800	34,200
International Rectifier Corp.*	1,730	67,729
Intersil Corp., Class A	200	2,966
Lam Research Corp.*	1,500	40,140
Microchip Technology, Inc.	200	5,210
Microtune, Inc.*	3,600	16,632
NVIDIA Corp.*	2,800	64,176
Semtech Corp.*	4,600	84,548
Silicon Image, Inc.*	2,400	28,584
Silicon Laboratories, Inc.*	600	20,460
Varian Semiconductor Equipment Associates, Inc.*	1,600	54,848
Zilog, Inc.*	1,600	11,362

		625,845

Software (8.5%)
Activision, Inc.*	4,800	108,480
Adobe Systems, Inc.	1,175	66,857
Altiris, Inc.*	600	19,506
Amdocs Ltd.*	2,125	63,219
Borland Software Corp.*	1,200	10,296
Catapult Communications Corp.*	900	20,070
Cogent, Inc.*	500	15,150
Cognos, Inc.*	1,800	74,466
Filenet Corp.*	1,700	37,995
Hyperion Solutions Corp.*	600	28,824
Jack Henry & Associates, Inc.	1,100	22,869
JAMDAT Mobile, Inc.*	700	15,351
Kronos, Inc.*	800	43,016
Lawson Software, Inc.*	3,600	23,580
Macromedia, Inc.*	7,000	239,680
NAVTEQ Corp.*	1,425	54,563
NetIQ Corp.*	2,100	24,696
Quest Software, Inc.*	6,200	88,040
RSA Security, Inc.*	1,200	21,132
THQ, Inc.*	1,400	31,150
TIBCO Software, Inc.*	5,875	64,566
Verity, Inc.*	600	7,242

		1,080,748

Total Information Technology		3,863,468

Materials (3.5%)
Chemicals (2.4%)
Cabot Corp.	1,300	45,500
FMC Corp.*	1,100	51,909
Georgia Gulf Corp.	600	30,684
Headwaters, Inc.*	1,000	31,800
Lyondell Chemical Co.	200	5,884
Minerals Technologies, Inc.	800	49,984
Potash Corp. of Saskatchewan, Inc.	700	56,560
Westlake Chemical Corp.	1,200	37,680

		310,001

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER SMALL/MID CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS (Concluded)

January 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Metals & Mining (1.1%)
Allegheny Technologies, Inc.	2,060	$49,440
GrafTech International Ltd.*	2,500	20,350
Meridian Gold, Inc.*	600	11,094
Peabody Energy Corp.	675	57,206

		138,090

Total Materials		448,091

Telecommunication Services (2.9%)
Wireless Telecommunication Services (2.9%)
InPhonic, Inc.*	1,200	30,180
Nextel Partners, Inc., Class A*	10,275	204,370
NII Holdings, Inc.*	2,650	142,570

Total Telecommunication Services		377,120

Total Common Stocks (97.5%) (Cost $10,247,021)		12,397,430

	Principal Amount
SHORT-TERM DEBT SECURITIES:
Time Deposit (1.5%)
JPMorgan Chase Nassau, 1.98%, 2/1/05 (Amortized Cost $184,203)	$184,203	184,203

Total Investments (99.0%) (Cost/Amortized Cost $10,431,224)		12,581,633
Other Assets Less Liabilities (1.0%)		130,126

Net Assets (100%)		$12,711,759

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

Investment security transactions for the three months ended January 31, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$1,859,597
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	2,499,464

As of January 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,383,773
Aggregate gross unrealized depreciation	(316,973)

Net unrealized appreciation	$2,066,800

Federal income tax cost of investments	$10,514,833

For the three months ended January 31, 2005, the Fund incurred approximately $216 as brokerage commissions with Bernstein (Sanford C.) & Co., an affiliated broker/dealer.

The Fund has a net capital loss carryforward of $1,896,343 which expires in the year 2010.

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER SMALL/MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS

January 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (18.7%)
Auto Components (1.9%)
American Axle & Manufacturing Holdings, Inc.	1,400	$37,590
Autoliv, Inc.	500	23,575
BorgWarner, Inc.	1,000	53,690
Compagnie Generale des Etablissements Michelin, Class B (Registered)	1,800	116,451
Cooper Tire & Rubber Co.	1,800	38,898
Standard Motor Products, Inc.	400	5,100
TRW Automotive Holdings Corp.*	1,600	31,840

		307,144

Automobiles (0.0%)
Coachmen Industries, Inc.	300	4,491

Hotels, Restaurants & Leisure (2.4%)
Bally Total Fitness Holding Corp.*	4,100	16,277
CBRL Group, Inc.	2,500	102,775
Champps Entertainment, Inc.*	300	2,613
Darden Restaurants, Inc.	4,850	143,366
Dover Motorsports, Inc.	500	3,010
Famous Dave’s of America, Inc.*	400	4,760
J. Alexander’s Corp.*	200	1,538
Jack in the Box, Inc.*	100	3,458
Landry’s Restaurants, Inc.	700	19,740
Lone Star Steakhouse & Saloon, Inc.	300	8,250
Nathan’s Famous, Inc.*	200	1,420
Navigant International, Inc.*	200	2,594
Rubio’s Restaurants, Inc.*	300	3,123
Ruby Tuesday, Inc.	2,200	55,968
Sands Regent*	200	2,196
Station Casinos, Inc.	400	24,600
Westcoast Hospitality Corp.*	200	1,222

		396,910

Household Durables (2.4%)
American Greetings Corp., Class A	800	19,312
Basset Furniture Industries, Inc.	400	7,540
Blount International, Inc.*	300	5,385
Cobra Electronics Corp.*	300	2,211
Department 56, Inc.*	400	6,432
Hovnanian Enterprises, Inc., Class A*	600	31,344
KB Home	200	21,730
Leggett & Platt, Inc.	2,750	78,375
MDC Holdings, Inc.	780	56,784
Toll Brothers, Inc.*	100	7,807
Whirlpool Corp.	800	54,608
William Lyon Homes, Inc.*	200	16,214
Yankee Candle Co., Inc.*	2,800	91,728

		399,470

Internet & Catalog Retail (0.2%)
Audible, Inc.*	600	16,722
Insight Enterprises, Inc.*	400	7,740

		24,462

Leisure Equipment & Products (0.2%)
Aldila, Inc.	200	2,828
GameTech International, Inc.	400	1,800
JAKKS Pacific, Inc.*	800	17,456
K2, Inc.*	200	2,812

		24,896

Media (3.6%)
Cinram International, Inc.	5,200	84,658
Cox Radio, Inc., Class A*	2,250	35,460
Dex Media, Inc.	2,200	51,458
Entercom Communications Corp.*	1,100	$34,485
Interpublic Group of Cos., Inc.*	9,785	127,694
Media General, Inc., Class A	600	38,382
Scholastic Corp.*	100	3,425
UnitedGlobalCom, Inc., Class A*	14,118	137,933
Univision Communications, Inc., Class A*	1,200	32,772
Westwood One, Inc.*	1,850	44,678

		590,945

Multiline Retail (0.8%)
Gottschalks, Inc.*	300	2,454
May Department Stores Co.	3,800	128,820
Retail Ventures, Inc.*	900	6,264

		137,538

Specialty Retail (5.5%)
AnnTaylor Stores Corp.*	4,200	90,258
Borders Group, Inc.	2,300	60,375
Charming Shoppes, Inc.*	2,920	24,236
Foot Locker, Inc.	5,200	139,984
Hastings Entertainment, Inc.*	300	2,466
Movie Gallery, Inc.	800	16,760
Office Depot, Inc.*	3,600	62,244
Pomeroy IT Solutions, Inc.*	400	5,756
Rent-A-Center, Inc.*	1,800	44,082
Ross Stores, Inc.	2,500	71,550
Steiner Leisure Ltd.*	200	6,204
Talbots, Inc.	4,050	109,634
Tiffany & Co.	4,150	130,434
TJX Cos., Inc.	3,100	77,624
Trans World Entertainment Corp.*	200	2,510
Zale Corp.*	2,000	53,120

		897,237

Textiles, Apparel & Luxury Goods (1.7%)
Haggar Corp.	100	2,199
Hallwood Group, Inc.*	200	21,300
Jones Apparel Group, Inc.	3,435	115,519
Liz Claiborne, Inc.	100	4,194
Phillips-Van Heusen Corp.	1,000	27,210
Polo Ralph Lauren Corp.	1,100	42,845
Tommy Hilfiger Corp.*	2,200	21,604
V.F. Corp.	800	42,520

		277,391

Total Consumer Discretionary		3,060,484

Consumer Staples (2.5%)
Beverages (0.4%)
Adolph Coors Co., Class B	200	14,920
Cott Corp.*	400	9,700
PepsiAmericas, Inc.	1,900	40,375

		64,995

Food & Staples Retailing (0.4%)
Longs Drug Stores Corp.	600	15,756
Ruddick Corp.	1,100	23,210
Village Super Market, Inc., Class A	100	3,950
Weis Markets, Inc.	500	19,025

		61,941

Food Products (1.6%)
Bunge Ltd.	1,600	90,464
Flowers Foods, Inc.	1,350	41,189
Ralcorp Holdings, Inc.	1,000	44,000
Smithfield Foods, Inc.*	2,500	75,675
Zapata Corp.*	100	6,590

		257,918

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER SMALL/MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Household Products (0.1%)
Central Garden & Pet Co.*	500	$20,490

Personal Products (0.0%)
Nature’s Sunshine Products, Inc.	100	2,005
Weider Nutrition International, Inc.*	700	3,080

		5,085

Total Consumer Staples		410,429

Energy (6.5%)
Energy Equipment & Services (3.3%)
Cooper Cameron Corp.*	2,200	124,102
Dawson Geophysical Co.*	200	3,898
ENSCO International, Inc.	1,600	54,768
Grant Prideco, Inc.*	200	3,920
IHC Caland N.V.	1,620	102,230
Lufkin Industries, Inc.	300	12,087
NATCO Group, Inc.*	300	2,880
NS Group, Inc.*	500	15,110
Oil States International, Inc.*	500	9,525
Pride International, Inc.*	1,600	37,424
Tidewater, Inc.	900	34,884
Todco, Class A*	400	8,208
Transocean, Inc.*	2,550	112,200
Varco International, Inc.*	100	3,061
Veritas DGC, Inc.*	300	7,497
Willbros Group, Inc.*	600	12,864

		544,658

Oil & Gas (3.2%)
Ashland, Inc.	600	36,828
Barnwell Industries, Inc.	400	15,288
Callon Petroleum Co.*	300	4,383
Chesapeake Energy Corp.	400	7,028
Energy Partners Ltd.*	700	15,365
EOG Resources, Inc.	1,200	89,100
Forest Oil Corp.*	700	23,583
Frontier Oil Corp.	100	2,797
General Maritime Corp.*	900	41,310
Newfield Exploration Co.*	500	30,600
Overseas Shipholding Group, Inc.	600	33,486
Talisman Energy, Inc.	800	23,840
Teekay Shipping Corp.	1,800	79,866
Ultra Petroleum Corp.*	800	41,224
XTO Energy, Inc.	1,991	71,497

		516,195

Total Energy		1,060,853

Financials (21.5%)
Capital Markets (2.1%)
A.G. Edwards, Inc.	1,300	55,458
Affiliated Managers Group, Inc.*	1,000	63,410
American Capital Strategies Ltd.	700	23,800
Apollo Investment Corp.*	2,900	49,271
MCG Capital Corp.	400	7,000
Mellon Financial Corp.	2,650	77,778
Piper Jaffray Cos.*	1,450	57,391
Raymond James Financial, Inc.	200	6,234

		340,342

Commercial Banks (5.4%)
Amcore Financial, Inc.	400	12,168
AmeriServ Financial, Inc.*	400	2,092
Bank of Hawaii Corp.	300	14,373
Banknorth Group, Inc.	2,800	100,408
Banner Corp.	400	11,832
Britton & Koontz Capital Corp.	200	3,650
City National Corp.	400	27,916
Colonial Bancgroup, Inc.	3,900	78,702
Community West Bancshares	200	2,222
Cowlitz Bancorp*	200	2,184
Desert Community Bank/California	20	$540
ECB Bancorp, Inc.	100	3,075
First Charter Corp.	230	5,278
First Citizens BancShares, Inc./North Carolina, Class A	100	14,200
First Indiana Corp.	400	9,404
Hancock Holding Co.	900	29,088
HF Financial Corp.	220	3,971
Hibernia Corp., Class A	3,200	84,224
Intervest Bancshares Corp.*	200	3,798
Long Island Financial Corp.	200	6,980
National Mercantile Bancorp*	200	2,608
North Fork Bancorp, Inc.	4,750	136,325
Peoples Banctrust Co., Inc.	100	1,705
Republic Bancorp, Inc./Michigan	1,980	28,255
Republic First Bancorp, Inc.*	300	4,956
South Financial Group, Inc.	1,200	36,648
Team Financial, Inc.	200	2,940
UMB Financial Corp.	600	32,904
UnionBanCal Corp.	1,800	110,844
UnionBancorp, Inc.	200	4,150
United Bancshares, Inc.	100	1,565
Westcorp	700	31,899
Zions Bancorp	1,000	67,820

		878,724

Consumer Finance (0.1%)
Advanta Corp., Class A	400	8,476
Consumer Portfolio Services*	600	2,880
Ezcorp, Inc., Class A*	300	5,724

		17,080

Diversified Financial Services (0.7%)
California First National Bancorp	100	1,240
CIT Group, Inc.	2,700	108,999

		110,239

Insurance (7.2%)
Ambac Financial Group, Inc.	1,700	130,696
American National Insurance Co.	300	31,698
AmerUs Group Co.	1,200	53,484
Assurant, Inc.	5,150	167,529
CNA Financial Corp.*	300	7,932
Commerce Group, Inc.	700	45,717
Everest Reinsurance Group Ltd.	600	52,140
FBL Financial Group, Inc., Class A	400	11,124
First American Corp.	200	7,396
Gallagher (Arthur J.) & Co.	2,150	63,748
Great American Financial Resources, Inc.	100	1,617
HCC Insurance Holdings, Inc.	200	6,574
Independence Holding Co.	340	6,810
Midland Co.	300	10,032
National Western Life Insurance Co., Class A*	100	17,315
Old Republic International Corp.	3,650	84,680
Platinum Underwriters Holdings Ltd.	1,800	53,154
Presidential Life Corp.	600	9,924
Reinsurance Group of America, Inc.	3,600	169,272
RenaissanceReinsurance Holdings Ltd.	2,300	115,483
Selective Insurance Group, Inc.	700	30,219
Stancorp Financial Group, Inc.	600	51,000
UICI	200	6,184
Unico American Corp.*	200	1,800

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER SMALL/MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
UnumProvident Corp.	2,300	$39,491

		1,175,019

Real Estate (3.4%)
Bedford Property Investors, Inc. (REIT)	400	10,044
Bluegreen Corp.*	500	10,675
Brandywine Realty Trust (REIT)	1,300	36,010
CB Richard Ellis Services, Inc., Class A*	1,700	59,483
CBL & Associates Properties, Inc. (REIT)	600	41,268
Correctional Properties Trust (REIT)	300	7,797
CRT Properties, Inc. (REIT)	800	18,368
Entertainment Properties Trust (REIT)	100	4,211
Hospitality Properties Trust (REIT)	1,700	72,505
HRPT Properties Trust (REIT)	5,100	60,741
ILX Resorts, Inc.	200	1,848
LTC Properties, Inc. (REIT)	500	9,740
Maguire Properties, Inc. (REIT)	600	14,190
Mission West Properties, Inc. (REIT)	500	5,185
National Health Investors, Inc. (REIT)	1,300	33,254
National Health Realty, Inc. (REIT)	200	3,908
Parkway Properties, Inc. (REIT)	300	13,950
Reckson Associates Realty Corp. (REIT)	1,800	55,224
SL Green Realty Corp. (REIT)	500	26,615
Tarragon Corp.*	300	8,229
Trizec Properties, Inc. (REIT)	2,800	49,588
Urstadt Biddle Properties, Inc. (REIT)	400	6,360
Winston Hotels, Inc. (REIT)	700	7,882

		557,075

Thrifts & Mortgage Finance (2.6%)
Bankunited Financial Corp., Class A*	900	26,262
Commercial Federal Corp.	500	14,040
Doral Financial Corp.	1,100	47,575
FFW Corp.	200	4,616
First Place Financial Corp./Ohio	400	8,288
Flagstar Bancorp, Inc.	200	4,204
Independence Community Bank Corp.	1,900	74,670
IndyMac Bancorp, Inc.	1,200	44,352
Northeast Bancorp	200	4,202
Northeast Indiana Bancorp, Inc.	100	2,100
Northeast Pennsylvania Financial Corp.	200	4,536
Park Bancorp, Inc.	200	6,152
R&G Financial Corp., Class B	750	27,653
Radian Group, Inc.	1,600	76,704
Sterling Financial Corp./Washington*	700	26,250
TF Financial Corp.	200	6,304
W Holding Co., Inc.	153	1,995
Washington Federal, Inc.	1,280	33,344
Webster Financial Corp.	400	17,940

		431,187

Total Financials		3,509,666

Health Care (13.0%)
Biotechnology (0.7%)
Charles River Laboratories International, Inc.*	2,250	106,605
Genencor International, Inc.*	100	$1,906
Kendle International, Inc.*	400	3,076

		111,587

Health Care Equipment & Supplies (6.4%)
Allied Healthcare Products*	200	1,240
Bausch & Lomb, Inc.	1,200	87,468
Beckman Coulter, Inc.	1,550	103,850
Conmed Corp.*	100	2,905
Dade Behring Holdings, Inc.*	100	5,715
Datascope Corp.	290	11,467
Dentsply International, Inc.	900	50,463
Edwards Lifesciences Corp.*	3,800	154,660
Hillenbrand Industries, Inc.	2,550	138,541
Invacare Corp.	900	41,886
Mine Safety Appliances Co.	1,200	58,752
PerkinElmer, Inc.	5,150	118,399
Span-America Medical Systems, Inc.	200	2,400
Thermo Electron Corp.*	3,750	112,275
Varian, Inc.*	3,150	125,779
West Pharmaceutical Services, Inc.	800	20,880

		1,036,680

Health Care Providers & Services (3.7%)
American Retirement Corp.*	200	2,510
Carriage Services, Inc.*	400	1,988
Coventry Health Care, Inc.*	1,200	68,280
Health Management Associates, Inc., Class A	2,700	59,616
Health Net, Inc.*	5,900	171,631
Henry Schein, Inc.*	200	13,612
Horizon Health Corp.*	200	6,090
Humana, Inc.*	3,300	113,091
Kindred Healthcare, Inc.*	800	21,912
Medcath Corp.*	500	11,670
NWH, Inc.	100	1,390
PacifiCare Health Systems, Inc.*	2,000	123,060
Parexel International Corp.*	600	14,232
Stewart Enterprises, Inc.*	200	1,284
United American Healthcare Corp.*	300	1,800

		612,166

Pharmaceuticals (2.2%)
Alpharma, Inc., Class A	100	1,505
Barr Pharmaceuticals, Inc.*	2,800	133,140
Biovail Corp.*	4,400	71,500
Endo Pharmaceuticals Holdings, Inc.*	4,100	86,141
First Horizon Pharmaceutical Corp.*	200	3,576
Impax Laboratories, Inc.*	900	15,430
Par Pharmaceutical Cos., Inc.*	1,050	39,795
Theravance, Inc.*	500	9,015

		360,102

Total Health Care		2,120,535

Industrials (11.8%)
Aerospace & Defense (2.0%)
Alliant Techsystems, Inc.*	1,750	116,515
Armor Holdings, Inc.*	700	30,779
Aviall, Inc.*	1,000	28,810
Esterline Technologies Corp.*	700	21,007
Goodrich Corp.	1,900	65,170
Hawk Corp.*	300	2,679
United Defense Industries, Inc.*	1,200	57,516

		322,476

Air Freight & Logistics (1.0%)
CNF, Inc.	1,200	56,292
Park-Ohio Holdings Corp.*	300	7,401

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER SMALL/MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Ryder System, Inc.	2,100	$95,655

		159,348

Airlines (0.9%)
Alaska Air Group, Inc.*	800	23,832
Continental Airlines, Inc., Class B*	1,800	18,756
ExpressJet Holdings, Inc.*	1,100	12,133
Southwest Airlines Co.	6,100	88,328

		143,049

Building Products (1.1%)
ElkCorp	500	20,240
Insteel Industries, Inc.*	300	4,392
International Aluminum Corp.	200	6,456
Lennox International, Inc.	1,400	27,944
Universal Forest Products, Inc.	600	23,478
Water Pik Technologies Inc.*	100	1,900
York International Corp.	2,600	94,432

		178,842

Commercial Services & Supplies (2.0%)
Amrep Corp.	200	4,678
AT Cross Co., Class A*	400	2,084
Century Business Services, Inc.*	2,100	9,156
Cornell Cos., Inc.*	200	3,038
Ecology And Environment, Inc.	200	1,544
Heidrick & Struggles, Inc.*	256	8,461
IKON Office Solutions, Inc.	100	1,075
Insurance Auto Auctions, Inc.*	203	4,472
Kelly Services, Inc., Class A	500	14,550
Laureate Education, Inc.*	200	8,872
Layne Christensen Co.*	400	7,400
Mac-Gray Corp.*	400	3,112
NCO Group, Inc.*	800	18,224
Nobel Learning Communities, Inc.*	300	2,475
R.R. Donnelley & Sons Co.	2,300	76,935
RCM Technologies, Inc.*	300	1,380
Republic Services, Inc.	400	13,188
Steelcase, Inc., Class A	1,500	20,430
TeleTech Holdings, Inc.*	900	9,558
United Rentals, Inc.*	2,000	34,020
United Stationers, Inc.*	1,600	69,456
Vertrue, Inc.*	200	7,504
Waste Industries USA, Inc.	400	5,100
West Corp.*	87	2,905

		329,617

Construction & Engineering (0.7%)
EMCOR Group, Inc.*	2,055	88,283
Granite Construction, Inc.	500	12,450
Michael Baker Corp.*	300	5,838

		106,571

Electrical Equipment (0.6%)
Acuity Brands, Inc.	1,200	32,964
Channell Commercial Corp.*	300	2,100
Espey Manufacturing & Electronics Corp.	200	5,310
Genlyte Group, Inc.*	500	40,005
Regal Beloit Corp.	500	15,070
SL Industries, Inc.*	200	2,580

		98,029

Industrial Conglomerates (0.1%)
Standex International Corp.	500	14,410
United Capital Corp.*	400	9,460

		23,870

Machinery (2.2%)
Astec Industries, Inc.*	500	8,640
Cummins, Inc.	600	46,602
Dover Corp.	1,650	$63,195
EnPro Industries, Inc.*	600	15,990
Hardinge, Inc.	300	4,125
Harsco Corp.	100	5,459
Kennametal, Inc.	1,000	48,940
Oshkosh Truck Corp.	200	14,678
Pall Corp.	4,150	111,759
Robbins & Myers, Inc.	100	2,246
Timken Co.	1,100	28,336
Twin Disc, Inc.	200	5,400

		355,370

Road & Rail (0.4%)
CSX Corp.	300	11,991
USF Corp.	1,800	59,328

		71,319

Trading Companies & Distributors (0.8%)
Grainger (W.W.), Inc.	1,700	104,057
Hughes Supply, Inc.	1,000	30,380
Huttig Building Products, Inc.*	100	1,061
Industrial Distribution Group, Inc.*	300	2,295

		137,793

Total Industrials		1,926,284

Information Technology (14.7%)
Communications Equipment (1.5%)
Andrew Corp.*	8,300	108,398
Avocent Corp.*	1,200	43,812
Blonder Tongue Laboratories	300	1,185
Digi International, Inc.*	600	8,934
Harris Corp.	600	38,862
SafeNet, Inc.*	700	23,758
Scientific-Atlanta, Inc.	800	24,248
Symmetricom, Inc.*	100	973

		250,170

Computers & Peripherals (0.3%)
Printronix, Inc.	300	5,100
QLogic Corp.*	900	34,452
Storage Technology Corp.*	200	6,298

		45,850

Electronic Equipment & Instruments (4.1%)
Anixter International, Inc.*	1,600	53,488
Arrow Electronics, Inc.*	10,300	243,183
Bonso Electronic International, Inc.	200	1,002
Celestica, Inc.*	6,490	84,694
Checkpoint Systems, Inc.*	500	7,780
Gerber Scientific, Inc.*	600	4,332
GTSI Corp.*	200	1,948
O.I. Corp.*	200	1,792
PAR Technology Corp.*	300	4,038
Perceptron, Inc.*	300	2,055
RadiSys Corp.*	400	6,980
Tektronix, Inc.	1,400	40,348
Vishay Intertechnology, Inc.*	16,900	220,883

		672,523

Internet Software & Services (0.2%)
EarthLink, Inc.*	2,600	26,078

IT Services (2.0%)
BearingPoint, Inc.*	6,600	52,074
Ciber, Inc.*	1,400	11,788
Cognizant Technology Solutions Corp., Class A*	500	18,950
Computer Task Group, Inc.*	400	1,660
Covansys Corp.*	200	2,860
EdgewaterTechnology, Inc.*	300	1,482
Manchester Technologies, Inc.*	100	877
Sungard Data Systems, Inc.*	6,100	164,029
SYKES Enterprises, Inc.*	200	1,432

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER SMALL/MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Tier Technologies, Inc., Class B*	400	$3,324
Unisys Corp.*	8,300	65,155

		323,631

Semiconductors & Semiconductor Equipment (6.0%)
Agere Systems, Inc., Class A*	45,050	64,872
Cypress Semiconductor Corp.*	9,200	104,880
Fairchild Semiconductor International, Inc., Class A*	7,700	109,879
Freescale Semiconductor, Inc.,
Class A*	1,700	29,070
Class B*	3,550	62,018
Lam Research Corp.*	3,700	99,012
National Semiconductor Corp.	6,700	113,431
Novellus Systems, Inc.*	5,500	143,825
Photronics, Inc.*	700	10,500
Teradyne, Inc.*	11,700	164,151
Varian Semiconductor Equipment Associates, Inc.*	2,400	82,272

		983,910

Software (0.6%)
American Software, Inc., Class A	200	1,302
Borland Software Corp.*	1,000	8,580
ePlus, Inc.*	300	3,981
Netmanage, Inc.*	100	695
Phoenix Technologies Ltd.*	700	5,663
Reynolds & Reynolds Co.	2,650	72,266
Witness Systems, Inc.*	500	8,905

		101,392

Total Information Technology		2,403,554

Materials (6.1%)
Chemicals (1.8%)
American Pacific Corp.	300	2,181
Arch Chemicals, Inc.	700	19,278
Eastman Chemical Co.	1,400	75,810
Engelhard Corp.	2,700	81,135
FMC Corp.*	100	4,719
Georgia Gulf Corp.	300	15,342
Great Lakes Chemical Corp.	400	10,580
Hercules, Inc.*	200	2,902
LESCO, Inc.*	300	4,074
Lubrizol Corp.	300	10,809
Mosaic Co.*	1,400	23,100
RPM International, Inc.	700	12,341
Schulman (A.), Inc.	1,000	17,690
Terra Industries, Inc.*	2,100	16,905

		296,866

Construction Materials (0.2%)
Rinker Group Ltd.	1,860	16,144
U.S. Concrete, Inc.*	700	5,565
United States Lime & Minerals, Inc.*	200	2,500

		24,209

Containers & Packaging (1.3%)
Pactiv Corp.*	5,000	111,050
Peak International Ltd.*	300	1,194
Rock-Tenn Co., Class A	400	5,548
Smurfit-Stone Container Corp.*	4,600	69,184
Temple-Inland, Inc.	300	19,080

		206,056

Metals & Mining (2.1%)
Cleveland-Cliffs, Inc.	400	26,192
Commercial Metals Co.	1,200	34,680
Consol Energy, Inc.	400	16,876
GrafTech International Ltd.*	8,200	66,748
Grupo IMSA S.A. de C.V. (ADR)	800	21,200
Inco Ltd.*	1,400	$46,074
Massey Energy Co.	700	26,551
Metal Management, Inc.	600	16,164
Olympic Steel, Inc.*	300	7,053
Roanoke Electric Steel Corp.	300	5,955
Ryerson Tull, Inc.	600	7,962
Southern Peru Copper Corp.	800	37,672
Steel Dynamics, Inc.	1,000	37,800

		350,927

Paper & Forest Products (0.7%)
Louisiana-Pacific Corp.	2,900	74,240
Sappi Ltd. (ADR)	2,900	37,381

		111,621

Total Materials		989,679

Telecommunication Services (0.4%)
Diversified Telecommunication Services (0.2%)
Citizens Communications Co.	1,300	17,537
D&E Communications, Inc.	400	4,740

		22,277

Wireless Telecommunication Services (0.2%)
Crown Castle International Corp.*	200	3,280
EMS Technologies, Inc.*	335	5,176
Telephone & Data Systems, Inc.	300	24,696
United States Cellular Corp.*	100	4,490

		37,642

Total Telecommunication Services		59,919

Utilities (4.0%)
Electric Utilities (2.8%)
Alliant Energy Corp.	2,800	77,000
Duquesne Light Holdings, Inc.	2,400	44,544
Edison International, Inc.	1,300	42,211
Pinnacle West Capital Corp.	900	37,530
PNM Resources Inc.	750	18,922
PPL Corp.	2,100	113,400
UIL Holdings Corp.	300	14,805
Westar Energy, Inc.	2,500	58,250
Wisconsin Energy Corp.	1,500	51,270

		457,932

Gas Utilities (0.4%)
South Jersey Industries, Inc.	500	26,650
UGI Corp.	1,100	45,837

		72,487

Multi-Utilities & Unregulated Power (0.7%)
Oneok, Inc.	2,700	74,790
Questar Corp.	600	30,480

		105,270

Water Utilities (0.1%)
Artesian Resources Corp., Class A	200	5,796
California Water Service Group	100	3,246
SJW Corp.	300	10,191

		19,233

Total Utilities		654,922

Total Common Stocks (99.2%) (Cost $13,320,270)		16,196,325

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER SMALL/MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Concluded)

January 31, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
SHORT-TERM DEBT SECURITIES:
Time Deposit (0.7%)
JPMorgan Chase Nassau, 1.98%, 2/1/05 (Amortized Cost $118,709)	$118,709	$118,709

Total Investments (99.9%) (Cost/Amortized Cost $13,438,979)		16,315,034
Other Assets Less Liabilities (0.1%)		11,400

Net Assets (100%)		$16,326,434

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

Investment security transactions for the three months ended January 31, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$2,458,227
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	2,888,065

As of January 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,126,339
Aggregate gross unrealized depreciation	(374,031)

Net unrealized appreciation	$2,752,308

Federal income tax cost of investments	$13,562,726

For the three months ended January 31, 2005, the Fund incurred approximately $48 as brokerage commissions with Advest, Inc., an affiliated broker/dealer.

The Fund has a net capital loss carryforward of $422,754 of which $283,717 expires in the year 2010 and $139,037 expires in the year 2011.

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS

January 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (0.8%)
BHP Billiton Ltd.	3,632	$45,794
BlueScope Steel Ltd.	3,200	22,963
Promina Group Ltd.	3,200	13,217
Qantas Airways Ltd.	7,900	21,795

		103,769

Austria (0.7%)
Erste Bank der Oesterreichischen Sparkassen AG	1,924	95,054

Belgium (1.6%)
Delhaize Group	900	66,285
Dexia	2,373	53,020
Fortis	1,338	36,156
KBC Bancassurance Holding	700	54,065

		209,526

Bermuda (1.2%)
Tyco International Ltd.	4,077	147,343

Brazil (0.6%)
Cia Vale do Rio Doce (ADR)	1,900	57,475
Natura Cosmeticos S.A.	861	21,011

		78,486

Canada (2.8%)
Alcan, Inc.	1,200	47,865
Bank of Nova Scotia	2,000	63,671
Canadian National Railway Co.	487	28,952
Manulife Financial Corp.	1,400	61,585
Novelis, Inc.*	240	5,352
Research In Motion Ltd.*	572	40,778
Shoppers Drug Mart Corp.*	2,281	72,066
Talisman Energy, Inc.	1,393	41,540

		361,809

Czech Republic (0.2%)
Cesky Telecom A.S. (GDR) (Berlin Exchange)§	478	8,666
Cesky Telecom A.S. (GDR) (London Exchange)§	1,125	20,453

		29,119

Denmark (0.2%)
Danske Bank A/S	900	26,290

Finland (0.7%)
Nokia OYJ	5,800	88,837

France (11.0%)
Assurances Generales de France	1,500	113,800
BNP Paribas S.A.	1,213	87,520
Cie De Saint-Gobain	1,185	73,173
Credit Agricole S.A.	1,872	55,760
Dassault Systemes S.A.	807	37,545
France Telecom S.A.	3,935	123,466
Imerys S.A.	646	53,978
JC Decaux S.A.*	2,379	63,604
Lafarge S.A.	441	45,472
Renault S.A.	1,532	125,214
Sanofi-Aventis	1,235	92,166
Societe Generale	800	79,673
Thomson	800	20,294
Total S.A.	1,528	327,655
Vinci S.A.	887	127,187

		1,426,507

Germany (5.8%)
Altana AG	200	11,732
BASF AG	491	33,532
Bayerische Hypo-und Vereinsbank AG*	1,748	$38,326
Bayerische Motoren Werke (BMW) AG	1,597	67,304
Continental AG	1,500	104,082
Deutsche Post AG	1,732	40,346
E.On AG	700	62,706
Fresenius AG	406	41,201
HeidelbergCement AG	937	62,904
MAN AG	1,200	49,571
Merck KGaA	400	26,488
Schering AG	1,745	117,852
Siemens AG	870	69,179
Volkswagen AG	600	28,822

		754,045

Hong Kong (1.4%)
ASM Pacific Technology	4,500	16,904
CNOOC Ltd. (ADR)	791	42,350
Hang Lung Properties Ltd.	26,814	40,222
Shangri-La Asia Ltd.	46,040	62,568
Shangri-La Asia Ltd.§	16,000	21,744

		183,788

India (0.3%)
ICICI Bank Ltd. (ADR)	2,194	43,156

Ireland (0.7%)
Bank of Ireland	2,200	34,700
Depfa Bank plc	3,100	54,554

		89,254

Italy (3.5%)
Banca Intesa S.p.A.	19,250	89,395
ENI S.p.A.	10,626	258,192
Riunione Adriatica di Sicurta S.p.A.	2,653	59,967
Telecom Italia S.p.A. (RNC)	13,272	42,560

		450,114

Japan (19.5%)
Aiful Corp.	650	73,887
Canon, Inc.	4,600	240,104
Chugai Pharmaceutical Co., Ltd.	2,000	31,589
Credit Saison Co., Ltd.	600	20,415
Daikin Industries Ltd.	1,300	35,059
Daito Trust Construction Co., Ltd.	400	18,520
Fanuc Ltd.	400	27,026
Hirose Electric Co., Ltd.	200	21,246
Hitachi Ltd.	7,000	46,552
Honda Motor Co., Ltd.	3,000	157,460
Hoya Corp.	400	41,255
Itochu Corp.*	8,000	37,891
Japan Tobacco, Inc.	3	31,898
JFE Holdings, Inc.	2,200	60,925
Kao Corp.	1,000	23,295
Keyence Corp.	300	68,929
Matsushita Electric Industrial Co., Ltd.	2,000	29,713
Millea Holdings, Inc.	4	55,290
Mitsubishi Corp.	3,200	37,612
Mitsubishi Tokyo Financial Group, Inc.	11	103,881
NET One Systems Co., Ltd.	1	3,934
Nikko Cordial Corp.	6,000	28,360
Nintendo Co., Ltd.	300	34,044
Nippon Electric Glass Co., Ltd.	1,000	13,184
Nippon Electric Glass Co., Ltd. (When Issued)	1,000	13,184
Nippon Meat Packers, Inc.	3,000	40,800

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Nippon Telegraph & Telephone Corp.	7	$29,568
Nissan Motor Co., Ltd.	12,800	135,479
Nitto Denko Corp.	900	47,934
Oji Paper Co., Ltd.	2,000	11,290
Promise Co., Ltd.	1,500	105,698
Rengo Co. Ltd.	2,000	9,589
Sanyo Shinpan Finance Co., Ltd.	600	39,727
Secom Co., Ltd.	1,000	39,824
Sega Sammy Holdings, Inc.*	500	32,236
Sharp Corp.	1,000	15,340
Shin-Etsu Chemical Co., Ltd.	900	35,668
SMC Corp.	200	23,392
Sony Corp.	500	18,559
Sumitomo Corp.	8,000	68,668
Sumitomo Heavy Industries Ltd.*	10,000	44,850
Sumitomo Metal Industries Ltd.	11,000	16,587
Sumitomo Mitsui Financial Group, Inc.	12	84,211
Takeda Pharmaceutical Co., Ltd.	500	23,778
Takefuji Corp.	320	22,456
Tanabe Seiyaku Co., Ltd.	3,000	31,753
Tokyo Electric Power Co., Inc.	900	21,488
Tokyo Gas Co., Ltd.	2,000	8,274
Toyota Motor Corp.	2,400	93,490
Trend Micro, Inc.	1,000	44,947
UFJ Holdings, Inc.*	9	53,850
Yamada Denki Co., Ltd.	1,700	71,645
Yamanouchi Pharmaceutical Co., Ltd.	1,500	54,661
Yamato Transport Co., Ltd.	3,000	44,976

		2,525,991

Luxembourg (0.8%)
Arcelor	4,480	99,979

Mexico (1.7%)
America Movil S.A. de C.V. (ADR)	1,704	90,414
Fomento Economico Mexicano S.A. de C.V. (ADR)	550	29,568
Grupo Televisa S.A. (ADR)	1,556	91,540

		211,522

Netherlands (3.2%)
ABN AMRO Holding N.V.	4,126	111,657
ING Groep N.V. (CVA)	5,388	155,079
Koninklijke (Royal) Philips Electronics N.V.	2,129	55,672
Reed Elsevier N.V.	2,423	32,690
Royal Dutch Petroleum Co.	300	17,422
Wolters Kluwer N.V., Class C (CVA)	1,923	34,668

		407,188

Norway (0.1%)
Golar LNG Ltd.*	1,100	14,890

Singapore (1.5%)
CapitaLand Ltd.	63,000	88,153
Flextronics International Ltd.*	3,300	46,695
Singapore Telecommunications Ltd.	39,928	62,212

		197,060

South Korea (1.2%)
Samsung Electronics Co., Ltd.	290	139,981
SK Telecom Co., Ltd. (ADR)	800	15,968

		155,949

Spain (2.0%)
Altadis S.A.	1,833	$79,998
Banco Popular Espanol S.A.	972	64,493
Endesa S.A.	2,100	47,823
Repsol YPF S.A.	2,700	68,984

		261,298

Sweden (1.8%)
Nordea Bank AB	2,200	20,389
Svenska Cellulosa AB, Class B	1,600	61,259
Telefonaktiebolaget LM Ericsson (ADR)*	3,448	101,130
Telefonaktiebolaget LM Ericsson, Class B*	17,000	49,881

		232,659

Switzerland (9.4%)
Adecco S.A.	1,164	60,330
Credit Suisse Group*	2,000	80,522
Holcim Ltd. (Registered)	970	60,599
Lonza AG	997	61,405
Micronas Semiconductor Holding AG (Registered)*	300	13,504
Nestle S.A. (Registered)	429	112,619
Novartis AG (Registered)	1,639	78,606
Roche Holding AG	1,307	139,223
Swiss Life Holdings*	665	99,876
Syngenta AG*	934	100,512
UBS AG (Registered)	3,631	294,666
Xstrata plc	4,000	69,786
Zurich Financial Services AG*	250	41,586

		1,213,234

United Kingdom (23.6%)
Allied Domecq plc	3,378	31,219
ARM Holdings plc	39,186	72,615
Aviva plc	8,721	104,449
Barclays plc	9,332	102,438
BG Group plc	10,070	68,707
BP plc	14,700	145,005
British American Tobacco plc	500	8,676
British Energy Group plc*	14,161	66,906
British Land Co. plc	2,699	43,830
Carnival plc	2,770	166,348
Centrica plc	10,860	47,777
EMI Group plc	15,514	77,468
Enterprise Inns plc	11,687	164,329
GlaxoSmithKline plc	8,072	178,889
HBOS plc	3,900	62,267
HSBC Holdings plc ( London Exchange)	7,461	123,624
HSBC Holdings plc (Hong Kong Exchange)	8,400	138,925
Intercontinental Hotels Group plc	17,292	217,701
International Power plc*	4,200	13,308
Kingfisher plc	8,961	51,549
Morrison (Wm) Supermarkets	18,983	72,145
National Grid Transco plc	4,852	47,244
Persimmon plc	3,300	44,751
Punch Taverns plc	3,650	46,090
Reckitt Benckiser plc	1,374	40,868
RMC Group plc	2,400	38,295
Royal & Sun Alliance Insurance Group plc	19,900	32,185
Royal Bank of Scotland Group plc	4,176	138,702
SABMiller plc	2,300	35,290
Sainsbury (J) plc	2,712	14,476
Schroders plc	2,034	28,734

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Shell Transport & Trading Co. plc (Registered)	4,600	$40,214
Smith & Nephew plc	3,810	37,296
Standard Chartered plc	2,895	53,238
Tesco plc	13,442	78,150
Trinity Mirror plc	1,300	16,673
Vodafone Group plc	87,130	225,140
Whitbread plc	3,600	59,820
Wimpey (George) plc	4,700	37,143
Wolseley plc	4,001	82,896

		3,055,380

United States (2.2%)
News Corp., Class A	2,396	40,732
NTL, Inc.*	1,493	101,569
OMV AG	200	62,284
Wynn Resorts Ltd.*	1,206	79,065

		283,650

Total Common Stocks (98.5%) (Cost $10,778,905)		12,745,897

	Principal Amount
SHORT-TERM DEBT SECURITIES:
Time Deposit (0.5%)
JPMorgan Chase Nassau, 1.98%, 2/1/05 (Amortized Cost $63,105)	$63,105	63,105

Total Investments (99.0%) (Cost/Amortized Cost $10,842,010)		12,809,002
Other Assets Less Liabilities (1.0%)		125,845

Net Assets (100.0%)		$12,934,847

Market Sector Diversification
As a Percentage of Total Equity Investments

Consumer Discretionary		18.7%
Consumer Staples		6.0
Energy		8.5
Financials
Capital Markets	3.4%
Commercial Banks	14.4
Consumer Finance	2.0
Diversified Financial Services	1.5
Insurance	4.6
Real Estate	1.3

Total Financials		27.2
Health Care		6.8
Industrials		8.4
Information Technology		8.8
Materials		8.2
Telecommunication Services		4.9
Utilities		2.5

		100.0%

*	Non-income producing.

§	Securities exempt for the registration under Rule 144A of the securities Act of 1933. These securities may only be resold to qualified institutional buyers. At January 31, 2005, the market value of these securities amounted to $50,863 or 0.39% of net assets. Securities denoted with “§” but without “(b)” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have been relied upon when determining liquidity.

Glossary:

ADR — American Depositary Receipt

CVA — Dutch Certification

GDR — Global Depositary Receipt

RNC — Risparmio Non-Convertible Savings Shares

At January 31, 2005 the Fund had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 1/31/05	Unrealized Appreciation
Dow Jones Euro Stock 50 Index	2	March-05	$77,764	$78,057	$293

At January 31, 2005 the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Local Contract Amount (000’s)	Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Buy Contracts
European Union, expiring 3/16/05	68	$90,000	$88,132	$(1,868)

Foreign Currency Sell Contracts
European Union, expiring 3/16/05	68	$90,350	$88,132	$2,218

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS (Concluded)

January 31, 2005 (Unaudited)

Investment security transactions for the three months ended January 31, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$5,104,304
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	5,523,185

As of January 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,047,227
Aggregate gross unrealized depreciation	(189,958)

Net unrealized appreciation	$1,857,269

Federal income tax cost of investments	$10,951,733

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER TECHNOLOGY FUND

PORTFOLIO OF INVESTMENTS

January 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (5.6%)
Internet & Catalog Retail (4.1%)
Amazon.com, Inc.*	860	$37,169
eBay, Inc.*	1,205	98,208
IAC/InterActiveCorp*	3,415	82,745
Shanda Interactive Entertainment Ltd. (ADR)*(a)	2,200	72,160

		290,282

Media (1.5%)
DreamWorks Animation SKG, Inc., Class A*	20	707
Pixar*	1,195	104,168

		104,875

Total Consumer Discretionary		395,157

Energy (2.2%)
Energy Equipment & Services (2.1%)
Cooper Cameron Corp.*	290	16,359
Diamond Offshore Drilling, Inc.	240	10,505
Halliburton Co.	590	24,267
Nabors Industries Ltd.*	90	4,536
National-Oilwell, Inc.*	180	6,638
Schlumberger Ltd.	590	40,144
Smith International, Inc.*	200	11,840
Transocean, Inc.*	470	20,680
Weatherford International Ltd.*	220	11,939

		146,908

Oil & Gas (0.1%)
Ultra Petroleum Corp.*	150	7,729

Total Energy		154,637

Health Care (3.3%)
Biotechnology (0.8%)
Biogen Idec, Inc.*	590	38,326
Gen-Probe, Inc.*	220	10,738
Vicuron Pharmaceuticals, Inc.*	620	9,393

		58,457

Health Care Equipment & Supplies (0.4%)
Guidant Corp.	190	13,773
Nektar Therapeutics*	690	11,627

		25,400

Health Care Providers & Services (0.5%)
PacifiCare Health Systems, Inc.*	580	35,687

Pharmaceuticals (1.6%)
Elan Corp. plc (ADR)*	1,700	45,781
IVAX Corp.*	1,390	20,892
Johnson & Johnson	780	50,466

		117,139

Total Health Care		236,683

Industrials (2.6%)
Aerospace & Defense (0.5%)
United Technologies Corp.	370	37,252
Commercial Services & Supplies (1.1%)
Manpower, Inc.	300	14,595
Monster Worldwide, Inc.*	1,940	60,702

		75,297

Industrial Conglomerates (1.0%)
Tyco International Ltd.	1,910	69,027

Total Industrials		181,576

Information Technology (81.8%)
Communications Equipment (14.4%)
Avaya, Inc.*	4,660	66,871
Cisco Systems, Inc.*	11,050	199,342
Comverse Technology, Inc.*	4,560	$101,916
Corning, Inc.*	13,060	142,876
F5 Networks, Inc.*	1,450	69,513
Motorola, Inc.	5,300	83,422
Nokia OYJ (ADR)	9,200	140,576
QUALCOMM, Inc.	2,865	106,693
Research In Motion Ltd.*	1,010	72,003
Scientific-Atlanta, Inc.	1,200	36,372

		1,019,584

Computers & Peripherals (13.8%)
Apple Computer, Inc.*	1,000	76,900
Avid Technology, Inc.*	40	2,522
Dell, Inc.*	3,000	125,280
EMC Corp.*	9,265	121,372
Hutchinson Technology, Inc.*	1,200	42,360
International Business Machines Corp.	2,150	200,853
NCR Corp.*	5,640	192,775
Network Appliance, Inc.*	440	14,010
QLogic Corp.*	1,200	45,936
SanDisk Corp.*	5,505	135,973
Sun Microsystems, Inc.*	160	698
Telvent GIT S.A.*	1,130	11,763

		970,442

Electronic Equipment & Instruments (3.1%)
Agilent Technologies, Inc.*	3,105	68,651
Flextronics International Ltd.*	6,300	89,145
Hon Hai Precision Industry Co., Ltd.	11,000	48,390
Symbol Technologies, Inc.	700	12,810

		218,996

Internet Software & Services (9.0%)
Google, Inc., Class A*	830	162,373
McAfee, Inc.*	50	1,293
Netease.com (ADR)*(a)	1,228	51,760
SINA Corp.*	80	2,120
Softbank Corp.	200	9,473
Tencent Holdings Ltd.*	53,000	30,747
VeriSign, Inc.*	4,560	117,830
Yahoo!, Inc.*	7,430	261,610

		637,206

IT Services (5.8%)
Accenture Ltd., Class A*	2,000	52,100
Automatic Data Processing, Inc.	300	13,044
BISYS Group, Inc.*	2,600	39,962
CheckFree Corp.*	300	11,700
Cognizant Technology Solutions Corp., Class A*	1,150	43,585
DST Systems, Inc.*	1,380	66,903
First Data Corp.	2,600	105,924
Greenfield Online, Inc.*	1,500	27,390
Infosys Technologies Ltd. (ADR)	310	20,472
Iron Mountain, Inc.*	900	25,380

		406,460

Semiconductors & Semiconductor Equipment (17.9%)
Advanced Micro Devices, Inc.*	80	1,264
Altera Corp.*	4,265	81,888
Analog Devices, Inc.	2,000	71,780
Applied Materials, Inc.*	5,550	88,245
ASM International N.V.*	2,253	38,864
ASML Holding N.V. (N.Y. Shares)*	2,955	48,551
Broadcom Corp., Class A*	1,920	61,114
Cypress Semiconductor Corp.*	1,200	13,680
Fairchild Semiconductor International, Inc., Class A*	4,500	64,215

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER TECHNOLOGY FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Intel Corp.	2,205	$49,502
International Rectifier Corp.*	30	1,174
KLA-Tencor Corp.*	1,015	46,944
Lam Research Corp.*	2,900	77,604
Marvell Technology Group Ltd.*	2,850	95,332
National Semiconductor Corp.	74	1,253
ON Semiconductor Corp.*	7,700	28,182
Samsung Electronics Co., Ltd.	60	28,961
Samsung Electronics Co., Ltd. (GDR)§	535	129,120
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	12,667	110,836
Teradyne, Inc.*	1,955	27,429
Texas Instruments, Inc.	4,575	106,186
Xilinx, Inc.	3,110	90,781

		1,262,905

Software (17.8%)
Adobe Systems, Inc.	1,400	79,660
Amdocs Ltd.*	3,520	104,720
Autodesk, Inc.	1,540	45,230
BEA Systems, Inc.*	6,265	53,378
Business Objects S.A. (ADR)*	4,305	104,999
Computer Associates International, Inc.	400	10,876
Electronic Arts, Inc.*	1,500	96,510
Intuit, Inc.*	30	1,170
Macromedia, Inc.*	200	6,848
Mercury Interactive Corp.*	3,160	138,313
Microsoft Corp.	9,590	252,025
MicroStrategy, Inc., Class A*	114	8,288
NCSoft Corp.*	120	8,788
Nintendo Co., Ltd.	10	1,135
Red Hat, Inc.*	5,080	55,118
Salesforce.com, Inc.*	700	9,590
SAP AG (ADR)	2,440	94,477
Symantec Corp.*	1,500	35,025
TIBCO Software, Inc.*	3,120	34,289
Trend Micro, Inc.*	650	29,215
VERITAS Software Corp.*	3,410	87,705

		1,257,359

Total Information Technology		5,772,952

Telecommunication Services (0.7%)
Wireless Telecommunication Services (0.7%)
Nextel Partners, Inc., Class A*	2,440	48,532

Total Telecommunication Services		48,532

Total Common Stocks (96.2%) (Cost $6,462,985)		6,789,537

	Number of Warrants
WARRANTS:
Information Technology (0.1%)
Software (0.1%)
Tata Consultancy Services Ltd., $ 0.0001, expiring 8/10/05*†§ (Cost $5,995)	325	9,682

	Principal Amount	Value (Note 1)
SHORT-TERM DEBT SECURITIES:
Time Deposit (3.3%)
JPMorgan Chase Nassau, 1.98%, 2/1/05 (Amortized Cost $ 233,894)	$233,894	$233,894

Total Investments before Options Written (99.6%) (Cost/Amortized Cost $6,702,874)		7,033,113

	Number of Contracts (c)
OPTIONS WRITTEN:
Call Options Written (-0.0%)
Netease.com March-2005@ $55.00*(d)	(6)	(270)
Shanda Interactive Entertainment Ltd. March-2005@ $35.00*(d)	(11)	(2,640)

Total Options Written (-0.0%) (Premiums Received $7,829)		(2,910)

Total Investments after Options Written (99.6%) (Cost/Amortized Cost $6,695,045)		7,030,203
Other Assets Less Liabilities (0.4%)		28,351

Net Assets (100%)		$7,058,554

*	Non-income producing.

†	Security (totaling $9,682 or 0.14% of net assets) valued at fair value.

§	Securities exempt for the registration under Rule 144A of the securities Act of 1933. These securities may only be resold to qualified institutional buyers. At January 31, 2005, the market value of these securities amounted to $138,802 or 1.97% of net assets. Securities denoted with “§” but without “(b)” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have been relied upon when determining liquidity.

(a)	Fully or partially pledged as collateral on outstanding written call options.

(c)	One contract relates to 100 shares.

(d)	Covered call option contracts written in connection with securities held.

Glossary:

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER TECHNOLOGY FUND

PORTFOLIO OF INVESTMENTS (Concluded)

January 31, 2005 (Unaudited)

Options written for the three months ended January 31, 2005, were as follows:

	Total Number of Contracts	Total Premiums Received
Options Outstanding—October 31, 2004	—	$—
Options Written	28	11,815
Options Terminated in Closing Purchase Transactions	—	—
Options Expired	—	—
Options Exercised	(11)	(3,986)

Options Outstanding—January 31, 2005	17	$7,829

Investment security transactions for the three months ended January 31, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$2,971,306
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	3,289,838

As of January 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$460,925
Aggregate gross unrealized depreciation	(343,137)

Net unrealized appreciation	$117,788

Federal income tax cost of investments	$6,915,325

For the three months ended January 31, 2005, the Fund incurred approximately $46 as brokerage commissions with Bernstein (Sanford C.) & Co., an affiliated broker/dealer.

The Fund has a net capital loss carryforward of $827,526 which expires in the year 2010.

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER HEALTH CARE FUND

PORTFOLIO OF INVESTMENTS

January 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Staples (1.3%)
Food & Staples Retailing (1.3%)
Rite Aid Corp.*	18,600	$65,844
Walgreen Co.	980	41,758

Total Consumer Staples		107,602

Health Care (94.8%)
Biotechnology (16.3%)
Abgenix, Inc.*	875	7,683
Amgen, Inc.*	3,170	197,301
Amylin Pharmaceuticals, Inc.*	1,975	44,260
Applera Corp.- Celera Genomics Group*	2,700	35,829
Biogen Idec, Inc.*	2,570	166,947
Cephalon, Inc.*	800	39,360
Ciphergen Biosystems, Inc.*	2,006	6,018
Corgentech, Inc.*	2,000	12,340
Cubist Pharmaceuticals, Inc.*	4,200	47,964
CV Therapeutics, Inc.*	1,700	35,037
Cytokinetics, Inc.*	346	3,398
Exelixis, Inc.*	2,800	21,728
Gen-Probe, Inc.*	1,270	61,989
Genzyme Corp.*	2,700	157,167
Gilead Sciences, Inc.*	6,130	202,903
Human Genome Sciences, Inc.*	2,300	27,485
ICOS Corp.*	500	12,515
Indevus Pharmaceuticals, Inc.*	2,800	14,140
Isis Pharmaceuticals, Inc.*	5,600	28,448
Millennium Pharmaceuticals, Inc.*	3,200	29,472
NPS Pharmaceuticals, Inc.*	700	11,550
Onyx Pharmaceuticals, Inc.*	275	7,986
OSI Pharmaceuticals, Inc.*	1,595	103,834
Protein Design Labs, Inc.*	3,000	60,510
Regeneron Pharmaceuticals, Inc.*	1,600	11,520
Vertex Pharmaceuticals, Inc.*	700	7,119
Vion Pharmaceuticals, Inc.*	3,560	12,246
Zymogenetics, Inc.*	800	16,520

		1,383,269

Health Care Distributors (2.4%)
McKesson Corp.	3,760	129,682
QLT, Inc.*	4,300	69,531

		199,213

Health Care Equipment (15.7%)
ATS Medical, Inc.*	3,900	16,185
Bard (C.R.), Inc.	1,130	76,614
Baxter International, Inc.	3,440	116,134
Beckman Coulter, Inc.	1,110	74,370
Becton, Dickinson & Co.	1,165	65,997
Biomet, Inc.	1,270	53,950
Boston Scientific Corp.*	1,200	39,672
Bruker BioSciences Corp.*	3,800	13,699
CTI Molecular Imaging, Inc.*	1,700	25,041
Dentsply International, Inc.	100	5,607
Fisher Scientific International, Inc.*	750	47,363
Guidant Corp.	1,900	137,731
Hospira, Inc.*	980	28,312
Intralase Corp.*	500	11,500
Kinetic Concepts, Inc.*	840	54,600
Medtronic, Inc.	6,600	346,434
Nektar Therapeutics*	1,400	23,590
Olympus Corp.	1,000	20,879
SonoSite, Inc.*	1,000	31,730
St. Jude Medical, Inc.*	3,040	119,411
Terumo Corp.	500	14,475
Varian Medical Systems, Inc.*	100	3,773
Varian, Inc.*	100	3,993

		1,331,060

Health Care Facilities (1.8%)
Community Health Systems, Inc.*	2,300	$66,654
LifePoint Hospitals, Inc.*	740	27,972
Triad Hospitals, Inc.*	1,525	62,052

		156,678

Health Care Services (2.0%)
Caremark Rx, Inc.*	1,540	60,214
Covance, Inc.*	480	20,400
DaVita, Inc.*	300	12,588
HMS Holdings Corp.*	1,600	12,480
NDCHealth Corp.	4,000	62,240
PRA International*	100	2,421

		170,343

Health Care Supplies (1.2%)
Cooper Cos., Inc.	100	7,670
Edwards Lifesciences Corp.*	600	24,420
Smith & Nephew plc	3,990	39,058
Sola International, Inc.*	100	2,761
Symmetry Medical, Inc.*	900	18,135
Vnus Medical Technologies, Inc.*	500	6,900

		98,944

Managed Health Care (7.7%)
Aetna, Inc.	1,120	142,296
Health Net, Inc.*	1,050	30,544
PacifiCare Health Systems, Inc.*	4,875	299,959
UnitedHealth Group, Inc.	1,300	115,570
WellPoint, Inc.*	490	59,535

		647,904

Pharmaceuticals (47.7%)
Abbott Laboratories	7,230	325,495
Altana AG	100	5,866
Array Biopharma, Inc.*	1,000	8,880
AstraZeneca plc (ADR)	4,350	163,560
AtheroGenics, Inc.*	1,100	20,405
Bristol-Myers Squibb Co.	1,300	30,472
Daiichi Pharmaceutical Co., Ltd.	3,200	74,081
Eisai Co., Ltd.	6,300	204,611
Elan Corp. plc (ADR)*	8,960	241,293
Eli Lilly & Co.	4,190	227,266
Forest Laboratories, Inc.*	4,900	203,497
Fujisawa Pharmaceutical Co., Ltd.	5,900	152,269
GlaxoSmithKline plc	3,940	87,317
Impax Laboratories, Inc.*	100	1,715
IVAX Corp.*	3,150	47,344
Johnson & Johnson	3,070	198,629
King Pharmaceuticals, Inc.*	3,900	40,989
Kyorin Pharmaceutical Co., Ltd.	1,000	14,431
Medicines Co.*	1,500	41,265
Medicis Pharmaceutical Corp., Class A	500	18,050
Merck & Co., Inc.	1,780	49,929
NitroMed, Inc.*	1,060	27,189
Novartis AG (ADR)	600	28,728
Novartis AG (Registered)	5,380	258,023
Novo-Nordisk A/S, Class B	100	5,325
Pfizer, Inc.	13,520	326,643
Roche Holding AG	630	67,108
Sankyo Co., Ltd.	1,900	42,332
Sanofi-Aventis	2,700	201,496
Sanofi-Aventis (ADR)	2,320	86,350
Santen Pharmaceutical Co., Ltd.	200	4,369
Schering-Plough Corp.	10,600	196,736
Schwarz Pharma AG	600	27,062
Shionogi & Co., Ltd.	4,000	50,457
Shire Pharmaceuticals Group plc (ADR)	1,700	59,500
Takeda Pharmaceutical Co., Ltd.	1,000	47,557

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER HEALTH CARE FUND

PORTFOLIO OF INVESTMENTS (Concluded)

January 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Teva Pharmaceutical Industries Ltd. (ADR)	700	$20,111
UCB S.A.	597	29,214
Watson Pharmaceuticals, Inc.*	1,300	38,779
Wyeth	7,235	286,723
Yamanouchi Pharmaceutical Co., Ltd.	2,200	80,170

		4,041,236

Total Health Care		8,028,647

Industrials (0.3%)
Industrial Conglomerates (0.3%)
Tyco International Ltd.	780	28,189

Total Industrials		28,189

Materials (0.5%)
Chemicals (0.5%)
Akzo Nobel N.V.	100	4,175
Bayer AG	1,000	31,898

		36,073

Metals & Mining (0.0%)
Lanxess*	100	1,929

Total Materials		38,002

Total Common Stocks (96.9%) (Cost $7,671,922)		8,202,440

	Principal Amount	Value (Note 1)
SHORT-TERM DEBT SECURITIES:
Time Deposit (2.0%)
JPMorgan Chase Nassau, 1.98%, 2/1/05 (Amortized Cost $166,368)	$166,368	$166,368

Total Investments (98.9%) (Cost/Amortized Cost $ 7,838,290)		8,368,808
Other Assets Less Liabilities (1.1%)		97,037

Net Assets (100%)		$8,465,845

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

Investment security transactions for the three months ended January 31, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$3,264,090
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	3,732,832

As of January 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$763,414
Aggregate gross unrealized depreciation	(429,487)

Net unrealized appreciation	$333,927

Federal income tax cost of investments	$8,034,881

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER CORE BOND FUND

PORTFOLIO OF INVESTMENTS

January 31, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (12.2%)
Asset-Backed Securities (6.0%)
Ameriquest Mortgage Securities, Inc.,
Series 03-1 A2 2.940%, 2/25/33 (l)	$8,937	$8,968
Series 03-2 A 2.940%, 3/25/33 (l)	11,310	11,357
Amortizing Residential Collateral Trust,
Series 02-BC3M A 2.800%, 6/25/32 (l)	50,995	51,050
Argent Securities, Inc.,
Series 03-W3 AV1B 2.980%, 9/25/33 (l)	45,815	46,038
Bear Stearns Asset Backed Securities, Inc.,
Series 02-2 A1 2.860%, 10/25/32 (l)	25,326	25,351
Series 03-2 A2 2.980%, 3/25/43 (l)	38,063	38,121
CDC Mortgage Capital Trust,
Series 02-HE2 A 2.820%, 1/25/33 (l)	9,551	9,554
Cendant Mortgage Corp.,
Series 03-A A1 6.000%, 7/25/43§ (l)	24,638	24,942
Centex Home Equity,
Series 03-C AV 2.830%, 9/25/33 (l)	15,859	15,880
Chase Funding Loan Acquisition Trust,
Series 01-FF1 A2 2.770%, 4/25/31 (l)	24,872	24,888
Chase Issuance Trust,
Series 04-A9 A9 3.220%, 6/15/10	150,000	148,281
Citibank Credit Card Issuance Trust,
Series 00-A1 A1 6.900%, 10/15/07	125,000	128,196
Series 03-A6 A6 2.900%, 5/17/10	250,000	242,664
Series 04-A1 A1 2.550%, 1/20/09	200,000	196,116
Series 04-A4 A4 3.200%, 8/24/09	175,000	172,780
Countrywide Asset-Backed Certificates,
Series 04-13 AV4 2.710%, 6/25/35 (l)	148,760	148,853
Credit Suisse First Boston Mortgage Securities Corp.,
Series 01-HE17 A1 2.840%, 1/25/32 (l)	6,786	6,827
Series 02-9 2X 2.478%, 3/25/32†§	113,362	113,681
Series 02-HE4 A2 2.970%, 8/25/32 (l)	1,401	1,403
Series 02-P3 A 2.744%, 8/25/33†§ (l)	88,359	87,686
First Franklin Mortgage Loan Asset Backed Certificates,
Series 03-FF5 A2 2.820%, 3/25/34 (l)	19,662	19,602
Fremont Home Loan Trust,
Series 03-1 A2 2.870%, 2/25/33 (l)	19,838	19,860
GMAC Mortgage Corp. Loan Trust,
Series 99-HLTV A1 2.870%, 11/18/25 (l)	25,102	25,142
Goldman Sachs AMP Trust,
Series 02-NC1 A2 2.850%, 7/25/32 (l)	8,201	8,270
Home Equity Asset Trust,
Series 02-1 A4 2.830%, 11/25/32 (l)	$10,217	$10,235
Series 02-4 A2 2.940%, 3/25/33 (l)	6,186	6,195
Home Equity Mortgage Trust,
Series 03-5 A1 2.950%, 1/25/34 (l)	8,662	8,676
Irwin Home Equity,
Series 03-C 2A 3.050%, 6/25/28 (l)	15,127	15,147
MBNA Credit Card Master Note Trust,
Series 04-A4 A4 2.700%, 9/15/09	175,000	171,602
Merrill Lynch Mortgage Investors, Inc.,
Series 02-AFC1 AV1 2.900%, 4/25/31 (l)	6,534	6,614
Morgan Stanley ABS Capital I,
Series 03-HE2 A2 2.870%, 8/25/33 (l)	49,891	49,967
Morgan Stanley Dean Witter Capital I,
Series 02-HE1 A2 2.860%, 7/25/32 (l)	7,421	7,462
Renaissance Home Equity Loan Trust,
Series 03-2A 2.970%, 8/25/33 (l)	15,727	15,770
Series 03-3A 3.030%, 12/25/33 (l)	32,823	32,920
Residential Asset Mortgage Products, Inc.,
Series 03-RS11 AIIB 2.860%, 12/25/33 (l)	29,979	30,065
Salomon Brothers Mortgage Securities VII,
Series 02-CIT1 A 2.830%, 3/25/32 (l)	14,975	15,002
Saxon Asset Securities Trust,
Series 02-1 AV2 2.800%, 1/25/32 (l)	2,116	2,119
Series 02-3 AV 2.930%, 12/25/32 (l)	7,083	7,091
SLM Student Loan Trust,
Series 04-9 A1 2.690%, 10/26/09 (l)	160,041	160,019
Structured Asset Securities Corp.,
Series 02-HF1 A 2.820%, 1/25/33 (l)	15,338	15,373
Series 03-AL2 A 3.356%, 1/25/31§	117,286	111,320

		2,241,087

Non-Agency CMO (6.2%)
Banc of America Alternative Loan Trust,
Series 04-5 4A1 5.000%, 6/25/19	91,110	92,030
Series 04-6 4A1 5.000%, 7/25/19	94,100	92,990
Banc of America Commercial Mortgage, Inc.,
Series 04-5 A3 4.561%, 11/10/41	100,000	100,647
Bank of America Mortgage Securities,
Series 02-K 2A1 5.591%, 10/20/32 (l)	30,894	31,265
Bear Stearns Adjustable Rate Mortgage Trust,
Series 02-2 IIIA 6.937%, 6/25/31 (l)	4,229	4,435
Bear Stearns Alt-A Trust,
Series 03-7 IIA2 2.810%, 2/25/34 (l)	33,572	33,571

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER CORE BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
Chase Commercial Mortgage Securities Corp.,
Series 99-2 A2 7.198%, 1/15/32	$75,000	$84,250
Countrywide Alternative Loan Trust,
Series 03-J3 2A1 6.250%, 12/25/33	31,590	32,191
Countrywide Home Loan Mortgage Pass Through Trust,
Series 02-1 5A1 5.613%, 3/19/32 (l)	8,778	8,879
Series 02-HYB2 6A1 4.985%, 9/19/32 (l)	9,078	9,076
Credit Suisse First Boston Mortgage Securities Corp.,
Series 02-AR2 2A1 2.930%, 2/25/32 (l)	6,437	6,442
Credit-Based Asset Servicing and Securitization,
Series 02-CB1 A2A 2.870%, 8/25/29 (l)	48,569	48,610
First Horizon Asset Securities, Inc.,
Series 00-H 1A 7.000%, 9/25/30	3,630	3,622
First Union - Lehman Brothers - Bank of America,
Series 98-C2 A2 6.560%, 11/18/35	90,000	96,311
GMAC Commercial Mortgage Securities, Inc.,
Series 00-C2 A2 7.455%, 8/16/33	90,000	103,178
Series 99-C1 A2 6.175%, 5/15/33	60,000	64,440
Series 99-C3 A2 7.179%, 8/15/36	91,999	102,365
Greenwich Capital Commercial Funding Corp.,
Series 05-GG3 AAB 4.619%, 8/10/42 (l)	105,000	105,808
GSR Mortgage Loan Trust,
Series 04-9 4A1 4.072%, 8/25/34 (l)	195,102	193,753
Impac CMB Trust,
Series 03-8 2A1 2.980%, 10/25/33 (l)	89,429	89,661
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 01-CIB2 A3 6.429%, 4/15/35	100,000	111,131
Series 01-CIBC A3 6.260%, 3/15/33	130,000	142,859
LB Commercial Conduit Mortgage Trust,
Series 98-C4 A1B 6.210%, 10/15/35	125,000	133,745
MASTR Alternative Loans Trust,
Series 04-4 1A1 5.500%, 5/25/34	88,569	86,777
Merrill Lynch Mortgage Investors, Inc.,
Series 03-A1 3A 4.910%, 12/25/32 (l)	30,688	30,530
Salomon Brothers Mortgage Securities VII,
Series 00-C1 A2 7.520%, 12/18/09	75,000	84,970
Structured Asset Securities Corp.,
Series 01-3A 1A1 3.010%, 3/25/31 (l)	4,906	4,964
Series 02-9 A2 2.830%, 10/25/27 (l)	85,125	85,138
Series 02-HF2 A1 3.030%, 7/25/32 (l)	7,147	7,161
Series 02-HF2 A3 3.030%, 7/25/32 (l)	27,296	27,349
Washington Mutual, Inc.,
Series 00-3A 3.177%, 12/25/40 (l)	39,340	39,209
Washington Mutual, Inc.,
Series 02-AR6 A 3.077%, 6/25/42 (l)	$30,792	$31,120
Wells Fargo Mortgage Backed Securities Trust,
Series 04-K 1A2 4.484%, 7/25/34 (l)	214,498	212,725

		2,301,202

Total Asset-Backed and Mortgage-Backed Securities		4,542,289

Consumer Discretionary (2.1%)
Automobiles (1.0%)
DaimlerChrysler AG
7.450%, 3/1/27	15,000	17,080
DaimlerChrysler NA Holdings Corp.
3.349%, 9/26/05 (l)	30,000	30,117
Ford Motor Co.
7.450%, 7/16/31	31,000	30,927
Ford Motor Credit Co.
6.875%, 2/1/06	250,000	256,393
General Motors Corp.
8.375%, 7/15/33	25,000	25,174

		359,691

Hotels, Restaurants & Leisure (0.2%)
Caesars Entertainment, Inc.
7.500%, 9/1/09	46,000	51,060
MGM Mirage, Inc.
6.625%, 2/1/05	20,000	20,002

		71,062

Media (0.9%)
Comcast Cable Communications, Inc.
6.375%, 1/30/06	35,000	35,989
6.750%, 1/30/11	15,000	16,785
Comcast Corp.
7.050%, 3/15/33	35,000	41,089
Cox Communications, Inc.
4.625%, 1/15/10§	20,000	19,915
Historic TW, Inc.
6.625%, 5/15/29	82,000	90,187
News America Holdings, Inc.
7.750%, 1/20/24	10,000	12,105
News America, Inc.
7.280%, 6/30/28	25,000	29,149
Rogers Cablesystems Ltd.
10.000%, 3/15/05	50,000	50,352
TCI Communications, Inc.
7.125%, 2/15/28	10,000	11,644
Time Warner Cos., Inc.
9.150%, 2/1/23	10,000	13,630
7.570%, 2/1/24	20,000	23,994
Time Warner, Inc.
6.750%, 4/15/11	5,000	5,601

		350,440

Total Consumer Discretionary		781,193

Consumer Staples (0.3%)
Beverages (0.1%)
Diageo Capital plc
3.375%, 3/20/08	30,000	29,573

Food & Staples Retailing (0.1%)
Delhaize America, Inc.
7.375%, 4/15/06	20,000	20,764
Kroger Co.
5.500%, 2/1/13	26,000	27,355

		48,119

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER CORE BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
Food Products (0.1%)
General Mills, Inc.
5.125%, 2/15/07	$30,000	$30,656

Total Consumer Staples		108,348

Energy (0.3%)
Oil & Gas (0.3%)
Anadarko Finance Co.
7.500%, 5/1/31	5,000	6,347
Conoco, Inc.
8.350%, 8/1/06	20,000	21,295
ConocoPhillips
7.000%, 3/30/29	20,000	24,381
Devon Financing Corp.
7.875%, 9/30/31	5,000	6,489
Statoil ASA
5.125%, 4/30/14§	25,000	25,761
Suncor Energy, Inc.
5.950%, 12/1/34	10,000	10,764

Total Energy		95,037

Financials (8.6%)
Capital Markets (0.1%)
Morgan Stanley
5.300%, 3/1/13	20,000	20,735

Commercial Banks (2.1%)
Bank of America Corp.
3.875%, 1/15/08	55,000	55,151
6.250%, 4/1/08	15,000	16,046
4.375%, 12/1/10	5,000	5,028
Depfa ACS Bank
3.625%, 10/29/08	100,000	99,359
FleetBoston Financial Corp.
3.850%, 2/15/08	30,000	30,017
HBOS Treasury Services plc
3.600%, 8/15/07§	20,000	19,904
3.500%, 11/30/07§	40,000	39,628
National Westminster Bank plc
7.375%, 10/1/09	25,000	28,319
Rabobank Capital Funding II
5.260%, 12/31/49§(l)	30,000	30,765
SunTrust Banks, Inc.
3.625%, 10/15/07	80,000	79,501
4.000%, 10/15/08	15,000	15,018
U.S. Bancorp
3.950%, 8/23/07	15,000	15,080
Wachovia Corp.
3.625%, 2/17/09	15,000	14,786
Wells Fargo & Co.
2.609%, 9/28/07 (l)	10,000	10,000
4.000%, 8/15/08	80,000	80,310
2.590%, 9/15/09 (l)	120,000	119,850
4.200%, 1/15/10	115,000	115,153
Wells Fargo Bank N.A.
7.800%, 6/15/10 (l)	25,000	25,410

		799,325

Consumer Finance (1.3%)
General Motors Acceptance Corp.
7.500%, 7/15/05	100,000	101,663
3.920%, 10/20/05 (l)	80,000	80,353
6.750%, 1/15/06	40,000	40,884
6.875%, 9/15/11	20,000	20,083
6.750%, 12/1/14	25,000	24,511
8.000%, 11/1/31	40,000	40,480
Household Finance Corp.
4.750%, 5/15/09	50,000	51,110
HSBC Finance Corp.
4.125%, 12/15/08	$110,000	$110,143
6.750%, 5/15/11	10,000	11,223

		480,450

Diversified Financial Services (3.9%)
Bank One Corp.
2.625%, 6/30/08	45,000	43,075
6.000%, 8/1/08	20,000	21,299
Citigroup, Inc.
5.750%, 5/10/06	90,000	92,569
3.500%, 2/1/08	45,000	44,646
3.625%, 2/9/09	40,000	39,510
6.200%, 3/15/09	25,000	27,072
2.590%, 6/9/09 (l)	35,000	35,051
6.000%, 10/31/33	40,000	42,687
Eksportfinans A/S
3.375%, 1/15/08	100,000	99,127
General Electric Capital Corp.
3.450%, 7/16/07	15,000	14,902
3.450%, 1/15/08	250,000	250,000
4.250%, 1/15/08	110,000	111,384
2.810%, 7/28/08 (l)	100,000	100,097
3.600%, 10/15/08	70,000	69,154
JPMorgan Chase & Co.
6.375%, 2/15/08	25,000	26,613
3.500%, 3/15/09	45,000	43,984
MassMutual Global Funding II
2.550%, 7/15/08§	30,000	28,716
Nationwide Building Society
3.500%, 7/31/07§	50,000	49,577
Pemex Finance Ltd.
9.030%, 2/15/11	100,000	115,131
Racers,
Series 97-R-8-3 2.590%, 8/15/07†§(b)(l)	100,000	96,480
SLM Corp.
3.625%, 3/17/08	50,000	49,523
TIAA Global Markets
3.875%, 1/22/08§	25,000	25,026
UFJ Finance Aruba AEC
6.750%, 7/15/13	30,000	33,779

		1,459,402

Insurance (0.8%)
Allstate Financial Global Funding
6.150%, 2/1/06§	25,000	25,674
ASIF Global Financing
3.900%, 10/22/08§	80,000	79,569
Berkshire Hathaway Finance Corp.
3.400%, 7/2/07§	20,000	19,883
2.660%, 1/11/08§(l)	30,000	29,978
3.375%, 10/15/08	25,000	24,605
4.125%, 1/15/10§	30,000	29,975
Marsh & McLennan Cos., Inc.
5.375%, 3/15/07	25,000	25,518
Monumental Global Funding II
4.375%, 7/30/09§	25,000	25,021
Protective Life Secured Trust
3.700%, 11/24/08	25,000	24,883
XL Capital Ltd.
6.375%, 11/15/24	15,000	15,987

		301,093

Real Estate (0.4%)
EOP Operating LP
4.750%, 3/15/14	15,000	14,603
7.250%, 6/15/28	10,000	11,657
ERP Operating LP
6.625%, 3/15/12	75,000	83,820

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER CORE BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2005 (Unaudited)

	Principal Amount		Value (Note 1)
Rouse Co. (REIT)
3.625%, 3/15/09		$35,000	$32,917

			142,997

Total Financials			3,204,002

Government Securities (62.1%)
Agency CMO (2.2%)
Federal Home Loan Mortgage Corp.
5.000%, 12/15/17		60,000	60,982
2.830%, 12/15/29 (l)		57,821	57,995
5.500%, 1/15/31		100,000	103,256
6.500%, 7/25/43		69,081	72,146
Federal National Mortgage Association
6.000%, 12/25/08		30,222	30,407
3.000%, 8/25/09		50,000	49,753
5.000%, 3/25/18		30,000	30,286
4.500%, 9/25/18		50,000	49,060
5.310%, 8/25/33		100,000	100,716
6.500%, 7/25/34		59,058	61,540
Small Business Administration Participation Certificates
4.340%, 3/1/24		196,438	193,393

			809,534

Foreign Governments (5.4%)
Bundesobligation
3.500%, 10/9/09	EUR	300,000	401,005
Bundesrepublik Deutscheland
6.500%, 7/4/27	EUR	100,000	178,575
Federative Republic of Brazil
11.500%, 3/12/08		$70,000	81,763
3.125%, 4/15/09 (l)		26,471	26,185
3.125%, 4/15/12 (l)		17,647	16,863
8.000%, 4/15/14		189,403	193,891
Israel Government AID Bond
5.500%, 4/26/24		50,000	53,972
5.500%, 9/18/33		40,000	43,742
Republic of Italy
3.800%, 3/27/08	JPY	8,000,000	85,888
Republic of Panama
8.250%, 4/22/08		$20,000	22,191
8.250%, 4/22/08		65,000	71,500
Republic of Peru
9.125%, 2/21/12		167,000	192,050
Republic of South Africa
6.500%, 6/2/14		50,000	55,000
Russian Federation
5.000%, 3/31/30§ (e)		340,000	356,932
Swedish Export Credit AB
2.875%, 1/26/07		25,000	24,666
United Mexican States
10.375%, 2/17/09		100,000	121,515
8.125%, 12/30/19		10,000	12,035
8.000%, 9/24/22		55,000	65,093

			2,002,866

Municipal Bonds (2.5%)
California State Department Water Reserves Power Supply,
Series E 3.975%, 5/1/05		50,000	50,099
California State Economic Recovery,
Series A 5.000%, 7/1/11		50,000	55,760
Cook County, Illinois,
Series B 5.000%, 11/15/12		130,000	144,019
Energy NorthWest Washington Electric
5.500%, 7/1/14		120,000	137,236
Florida State Board of Education
5.000%, 6/1/33		$10,000	$10,470
Golden State Tobacco Securitization Corp.
6.750%, 6/1/39		30,000	30,629
7.900%, 6/1/42 (l)		10,000	11,079
Michigan State Building Authority
5.250%, 10/15/12		150,000	169,411
New York City Municipal Water Finance Authority
5.000%, 6/15/29		30,000	31,140
5.125%, 6/15/34		20,000	21,044
New York State Environmental Facilities Corp.
5.000%, 6/15/32		10,000	10,487
South Carolina Transportation Infrastructure
5.000%, 10/1/33		10,000	10,435
State of New Jersey Transportation Trust Fund Authority
5.000%, 6/15/11		150,000	163,719
Tobacco Settlement Financing Corp./NJ
6.250%, 6/1/43		90,000	87,331

			932,859

Supranational (0.3%)
Export-Import Bank of China
5.250%, 7/29/14§		100,000	102,906

U.S. Government Agencies (28.1%)
Federal Home Loan Mortgage Corp.
2.400%, 3/29/07		325,000	317,681
3.875%, 11/10/08		170,000	170,161
4.500%, 12/16/10		305,000	304,327
4.125%, 2/24/11		170,000	167,745
4.625%, 5/28/13		75,000	74,529
5.500%, 2/1/14		99,272	102,589
6.000%, 1/1/17		58,338	60,992
6.000%, 2/1/17		49,071	51,304
6.500%, 7/1/29		82,778	86,802
5.640%, 11/1/31 (l)		20,431	21,017
5.000%, 4/1/34		460,377	459,989
5.500%, 2/5/35 TBA		500,000	509,531
Federal National Mortgage Association
1.440%, 2/15/05		95,000	94,963
1.750%, 6/16/06		45,000	44,065
2.710%, 1/30/07		300,000	295,643
3.000%, 3/2/07		195,000	193,102
2.350%, 4/5/07		55,000	53,676
3.125%, 3/16/09		75,000	72,740
5.390%, 12/1/11		91,293	95,777
6.000%, 3/1/14		57,282	59,981
5.500%, 6/1/17		6,643	6,858
5.500%, 8/1/17		68,636	70,883
7.000%, 11/1/17		48,986	51,874
4.000%, 7/1/18		92,369	90,597
5.000%, 8/1/18		91,729	93,284
4.000%, 10/1/18		94,046	92,242
4.500%, 10/1/18		81,659	81,732
5.000%, 11/1/18		243,338	247,462
6.000%, 12/1/18		83,145	87,063
4.500%, 4/1/19		185,660	185,505
5.500%, 11/1/19		298,901	308,553
6.000%, 8/25/28		110,943	113,706
7.000%, 9/1/31		42,002	44,464
7.000%, 1/1/32		3,686	3,901
6.500%, 2/1/32		81,131	84,942
7.000%, 4/1/32		20,645	21,848
5.160%, 4/1/33 (l)		38,968	39,697
5.500%, 1/1/34		91,053	92,834

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER CORE BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
5.500%, 1/25/34	$99,521	$102,111
6.000%, 2/1/34	85,413	88,200
5.000%, 3/1/34	446,185	445,418
5.500%, 5/1/34	91,632	93,375
6.500%, 5/1/34	261,266	273,539
5.500%, 6/1/34	195,029	198,738
5.500%, 7/1/34	281,994	287,357
5.000%, 11/1/34	299,193	298,671
5.000%, 12/1/34	997,583	995,842
5.500%, 1/31/35	80,000	83,525
5.500%, 2/25/35	80,000	82,654
5.199%, 12/1/40 (l)	26,735	27,799
5.000%, 2/5/20 TBA	500,000	507,812
5.500%, 2/5/20 TBA	100,000	103,125
6.000%, 2/5/20 TBA	100,000	104,625
5.500%, 2/5/35 TBA	400,000	407,250
6.000%, 2/5/35 TBA	100,000	103,250
6.500%, 2/5/35 TBA	100,000	104,625
5.500%, 4/5/35 TBA	72,500	73,452
Government National Mortgage Association
3.750%, 7/20/27 (l)	25,549	25,900
6.000%, 2/15/29	186,073	193,398
7.000%, 9/15/31	29,458	31,286
6.000%, 2/15/32	57,565	59,831
7.000%, 5/15/32	50,161	53,263
6.000%, 10/15/32	89,021	92,525
6.000%, 2/15/33	59,052	61,376
5.500%, 7/15/33	84,692	87,001
6.500%, 2/5/35 TBA	100,000	105,250
Housing Urban Development
5.380%, 8/1/18	130,000	133,723
Resolution Funding Corp.
(Zero Coupon), 7/15/18	25,000	13,160
(Zero Coupon), 10/15/18	25,000	12,969
Small Business Administration
4.524%, 2/10/13	159,830	160,430
4.504%, 2/1/14	98,023	98,073

		10,463,612

U.S. Treasuries (23.6%)
U.S. Treasury Bonds
10.375%, 11/15/12	250,000	295,596
12.000%, 8/15/13	30,000	38,348
8.125%, 8/15/19	605,000	838,752
6.000%, 2/15/26	355,000	418,234
6.750%, 8/15/26	165,000	211,554
6.125%, 11/15/27	300,000	360,973
5.500%, 8/15/28	135,000	150,899
Inflation Indexed
2.375%, 1/15/25	202,618	217,988
U.S. Treasury Notes
2.750%, 6/30/06	1,150,000	1,144,250
2.750%, 7/31/06	200,000	198,875
2.375%, 8/31/06	310,000	306,222
2.500%, 10/31/06	910,000	898,981
2.875%, 11/30/06	1,300,000	1,291,571
3.000%, 12/31/06	20,000	19,903
3.125%, 1/31/07	30,000	29,911
3.500%, 11/15/09	160,000	158,775
3.625%, 1/15/10	755,000	752,582
4.875%, 2/15/12	15,000	15,863
4.250%, 11/15/14	310,000	312,858
Inflation Indexed
0.875%, 4/15/10	504,010	496,765
3.500%, 1/15/11	$548,605	$619,238

		8,778,138

Total Government Securities		23,089,915

Health Care (0.4%)
Health Care Equipment & Supplies (0.0%)
Boston Scientific Corp.
5.450%, 6/15/14	10,000	10,447

Health Care Providers & Services (0.2%)
HCA, Inc.
6.910%, 6/15/05	50,000	50,545
WellPoint, Inc.
5.950%, 12/15/34§	25,000	25,956

		76,501

Pharmaceuticals (0.2%)
Bristol-Myers Squibb Co.
5.750%, 10/1/11	25,000	26,741
Merck & Co., Inc.
4.375%, 2/15/13	25,000	24,572
Wyeth
6.500%, 2/1/34	15,000	16,533

		67,846

Total Health Care		154,794

Industrials (0.8%)
Aerospace & Defense (0.2%)
Lockheed Martin Corp.
8.500%, 12/1/29	25,000	34,872
Northrop Grumman Corp.
4.079%, 11/16/06	30,000	30,187
7.125%, 2/15/11	20,000	22,915

		87,974

Airlines (0.3%)
Continental Airlines, Inc.
7.056%, 3/15/11	50,000	50,819
United Air Lines, Inc.,
Series 00-2
7.186%, 4/1/11 (h)	24,539	22,264
Series 01-1
6.602%, 9/1/13 (h)	25,000	23,591

		96,674

Industrial Conglomerates (0.3%)
Tyco International Group S.A.
6.375%, 6/15/05	100,000	101,070

Total Industrials		285,718

Materials (0.0%)
Paper & Forest Products (0.0%)
Georgia-Pacific Corp.
7.500%, 5/15/06	10,000	10,412

Total Materials		10,412

Telecommunication Services (0.9%)
Diversified Telecommunication Services (0.8%)
AT&T Corp.
9.750%, 11/15/31	22,000	28,022
BellSouth Corp.
5.200%, 9/15/14	25,000	25,561
British Telecommunications plc
8.875%, 12/15/30	5,000	6,844
Deutsche Telekom International Finance BV
8.250%, 6/15/30	40,000	54,112
MCI, Inc.
6.908%, 5/1/07	5,000	5,112
7.688%, 5/1/09	5,000	5,219

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER CORE BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
New England Telephone & Telegraph
7.875%, 11/15/29	$5,000	$6,186
SBC Communications, Inc.
4.206%, 6/5/05§	90,000	90,382
4.125%, 9/15/09	25,000	24,822
Telecom Italia Capital S.A.
6.000%, 9/30/34§	25,000	25,244
Verizon Maryland, Inc.
6.125%, 3/1/12	25,000	27,054
Verizon New Jersey, Inc.
7.850%, 11/15/29	10,000	12,341

		310,899

Wireless Telecommunication Services (0.1%)
Vodafone Group plc
7.750%, 2/15/10	30,000	34,616

Total Telecommunication Services		345,515

Utilities (1.3%)
Electric Utilities (0.9%)
Appalachian Power Co.
3.600%, 5/15/08	65,000	64,051
Dayton Power & Light Co.
5.125%, 10/1/13(b)(m)	50,000	50,040
Entergy Gulf States, Inc.
3.600%, 6/1/08	50,000	49,090
Exelon Corp.
6.750%, 5/1/11	10,000	11,164
FirstEnergy Corp.
7.375%, 11/15/31	10,000	11,628
Pepco Holdings, Inc.
6.450%, 8/15/12	90,000	99,689
Progress Energy, Inc.
7.750%, 3/1/31	25,000	30,848
Virginia Electric & Power Co.
5.750%, 3/31/06	25,000	25,637

		342,147

Multi-Utilities & Unregulated Power (0.4%)
Consolidated Natural Gas Co.
5.000%, 3/1/14	25,000	25,210
Dominion Resources, Inc.
5.125%, 12/15/09	25,000	25,756
GPU, Inc.
7.700%, 12/1/05	50,000	51,546
Texas Eastern Transmission LP
5.250%, 7/15/07	40,000	41,169

		143,681

Total Utilities		485,828

Total Long-Term Debt Securities (89.0%) (Cost $32,728,929)		33,103,051

	Number of Shares
PREFERRED STOCKS:
Government Security (0.2%)
U.S. Government Agency (0.2%)
Fannie Mae 7.00% (Cost $80,000)	1,600	90,350

	Principal Amount
SHORT-TERM DEBT SECURITIES:
Commercial Paper (9.1%)
ANZ National International Ltd.
2.34%, 3/17/05(b)(n)	$500,000	498,539
Barclays U.S. Funding Corp.
2.22%, 2/1/05	$200,000	$199,988
2.34%, 3/7/05	200,000	199,547
2.53%, 4/5/05	100,000	99,553
CBA (Delaware) Finance, Inc.
2.44%, 3/21/05	500,000	498,345
Danske Corp.
2.29%, 2/14/05	300,000	299,733
HBOS Treasury Services plc
2.19%, 2/22/05	500,000	499,333
ING U.S. Funding LLC
2.53%, 4/5/05	300,000	298,659
Nordea North America, Inc.
2.25%, 2/1/05	300,000	299,981
UBS Finance Delaware LLC
2.62%, 5/6/05	500,000	496,565

Total Commercial Paper		3,390,243

Government Securities (7.4%)
Federal Home Loan Mortgage Corp.
2.48%, 4/26/05 (o)	500,000	497,095
2.68%, 6/13/05 (o)	100,000	99,021
2.68%, 6/15/05 (o)	100,000	99,006
2.81%, 6/20/05 (o)	200,000	197,818
Federal National Mortgage Association
2.47%, 4/18/05 (o)	500,000	497,372
2.47%, 4/20/05 (o)	1,300,000	1,292,987
U.S. Treasury Bills
2.00%, 3/3/05 (a)#	30,000	29,948
2.08%, 3/17/05#	45,000	44,883

Total Government Securities		2,758,130

Time Deposit (2.8%)
JPMorgan Chase Nassau,
1.98%, 2/1/05	1,035,863	1,035,863

Total Short-Term Debt Securities (19.3%) (Amortized Cost $ 7,184,236)		7,184,236

	Number of Contracts (c)
OPTIONS PURCHASED:
Call Options (0.0%)*
U.S. 10 Year Future Option
April-05 @ $112.00	2	1,188

Put Options (0.0%)*
90 Day EURODollar Future
June-05 @ $94.25 (a)	10	125

Total Options Purchased (0.0%) (Cost $1,027)		1,313

Total Investments Before Written Options and Securities Sold Short (108.5%) (Cost/Amortized Cost $39,994,192)		40,378,950

OPTIONS WRITTEN:
Call Options (-0.0%)(d)*
Federal National Mortgage Association
April-05 @ $101.72	(450,000)	(1,090)
April-05 @ $101.77	(250,000)	(625)
U.S. 10 Year Treasury Note Future
March-05 @ $113.00	(1)	(234)
March-05 @ $114.00	(14)	(656)

		(2,605)

Put Options (-0.0%)*
U.S. 10 Year Treasury Note Future
March-05 @ $108.00	(11)	(172)
March-05 @ $109.00	(4)	(63)

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER CORE BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
U.S. Bond Treasury Future
June-05 @ $108.00	$(10)	$(4,063)

		(4,298)

Total Options Written (-0.0%) (Premiums Received $16,365)		(6,903)

Total Investments Before Securities Sold Short (108.5%) (Cost/Amortized Cost $39,977,827)		40,372,047

SECURITIES SOLD SHORT:
U.S. Government Agencies (-3.8%)
Federal Home Loan Mortgage Corp.
5.00%, 2/25/35 TBA	(300,000)	(298,688)
Federal National Mortgage Association
4.00%, 2/25/20 TBA	(100,000)	(97,844)
4.50%, 2/25/35 TBA	(200,000)	(199,625)
5.00%, 2/25/35 TBA	(200,000)	(199,500)
5.50%, 2/25/35 TBA	(600,000)	(610,875)

Total Securities Sold Short (-3.8%) (Proceeds $1,400,431)		(1,406,532)

Total Investments (104.7%) (Cost/Amortized Cost $38,577,396)		38,965,515
Other Assets Less Liabilities (-4.7%)		(1,765,656)

Net Assets (100%)		$37,199,859

All values are in U.S. Dollars unless otherwise noted.

*	Non-income producing.

†	Securities (totaling $297,847 or 0.80% of net assets) valued at fair value.

§	Securities exempt for the registration under Rule 144A of the securities Act of 1933. These securities may only be resold to qualified institutional buyers. At January 31, 2005, the market value of these securities amounted to $1,484,921 or 3.99% of net assets. Securities denoted with “§” but without “(b)” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have been relied upon when determining liquidity.

#	All, or a portion of security held by broker as collateral for financial futures contracts.

(a)	Fully or partially pledged as collateral on outstanding written call options.

(b)	Illiquid security.

(c)	One contract relates to 100 shares.

(d)	Covered call option contracts written in connection with securities held.

(e)	Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of January 31, 2005. Maturity date disclosed is the ultimate maturity date.

(h)	Security in default, non-income producing.

(l)	Floating rate security. Rate disclosed is as of January 31, 2005.

(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933.

(n)	Section 4(2) Commercial Paper. Private placement for non-current transaction. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.

(o)	Discount Note Security. Effective rate calculated as of January 31, 2005.

Glossary:

CMO — Collateralized Mortgage Obligation

EUR — European Currency Unit

JPY — Japanese Yen

REIT — Real Estate Investment Trust

TBA — Security is subject to delayed delivery.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MULTIMANAGER CORE BOND FUND

PORTFOLIO OF INVESTMENTS (Concluded)

January 31, 2005 (Unaudited)

At January 31, 2005 the Fund had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 1/31/05	Unrealized Appreciation/ (Depreciation)
Purchases:
EURO-BOBL	2	March-05	$294,942	$295,880	$938
U.S. Treasury Bonds	4	March-05	439,750	459,375	19,625
U.S. 5 Year Treasury Notes	28	March-05	3,054,625	3,059,000	4,375
U.S. 10 Year Treasury Notes	1	March-05	111,735	112,266	531
EURODollar	19	June-05	4,604,363	4,594,675	(9,688)
EURODollar	8	September-05	1,930,400	1,929,800	(600)

					$15,181

Sales:
U.S. Treasury Bonds	(1)	March-05	(111,311)	(114,844)	(3,533)
U.S. 5 Year Treasury Notes	(6)	March-05	(651,742)	(655,500)	(3,758)
U.S. 10 Year Treasury Notes	(5)	March-05	(558,103)	(561,328)	(3,225)
U.S. Treasury Bonds	(1)	June-05	(114,000)	(114,094)	(94)

					(10,610)

					$4,571

Options written for the three months ended January 31, 2005, were as follows:

	Total Number of Contracts	Total Premiums Received
Options Outstanding—November 1, 2004	20	$14,744
Options Written	700,042	17,029
Options Terminated in Closing Purchase Transactions	(2)	(1,325)
Options Expired in Closing Purchase Transactions	(20)	(14,083)
Options Exercised	—	—

Options Outstanding—January 31, 2005	700,040	$16,365

Investment security transactions for the three months ended January 31, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$17,911,150
U.S. Government securities	55,318,097
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	19,821,654
U.S. Government securities	53,705,220

As of January 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$484,524
Aggregate gross unrealized depreciation	(131,586)

Net unrealized appreciation	$352,938

Federal income tax cost of investments	$40,026,012

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

AXA ENTERPRISE MONEY MARKET II FUND

PORTFOLIO OF INVESTMENTS

January 31, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
SHORT-TERM DEBT SECURITIES:
Certificates of Deposit (9.3%)
BNP Paribas/New York
2.11%, 2/2/05	$500,000	$500,000
Toronto Dominion Bank NY
2.51%, 4/4/05	500,000	500,000

Total Certificates of Deposit		1,000,000

Commercial Paper (76.8%)
Abbey National North America
1.13%, 2/2/05	450,000	449,972
ANZ Delaware, Inc.
2.48%, 3/16/05	350,000	348,942
Bear Stearns Co.
2.51%, 4/11/05	400,000	398,060
Caisse Centrale Desjardins du Quebec
2.63%, 4/28/05	500,000	496,847
CBA (Delaware) Finance, Inc.
2.30%, 3/3/05	300,000	299,408
Citigroup Global Markets Holdings, Inc.
2.45%, 3/16/05	300,000	299,104
Danske Corp.
2.50%, 4/5/05	450,000	448,008
Dexia Delaware LLC
2.21%, 2/15/05	500,000	499,539
DnB NOR Bank ASA
1.96%, 2/9/05	425,000	424,792
Fortis Bank
2.66%, 5/20/05	500,000	500,000
General Electric Capital Corp.
1.89%, 2/7/05	500,000	499,817
Goldman Sachs Group
1.57%, 2/3/05	500,000	499,934
HBOS Treasury Services plc
2.28%, 3/1/05	400,000	399,266
ING America Insurance Holdings
2.62%, 4/26/05	300,000	298,159
Lloyds TSB Bank plc
(Zero Rate), 2/1/05	250,000	250,000
Norddeutsche Landesbank NY
1.14%, 2/2/05	500,000	499,968
Rabobank USA Finance Corp.
(Zero Rate), 2/1/05	$250,000	$250,000
State Street Corp.
2.21%, 3/15/05	500,000	498,682
Svenska Handelsbanken AB
(Zero Rate), 2/9/05	500,000	500,000
Toyota Motor Credit Corp.
2.02%, 2/11/05	400,000	399,753

Total Commercial Paper		8,260,251

Government Securities (13.8%)
Banque & Caisse d’Epargne de L’Etat
2.25%, 2/22/05 (o)	350,000	349,520
Federal Home Loan Mortgage Corp.
2.42%, 5/17/05 (o)	450,000	446,811
2.47%, 5/24/05 (o)	200,000	198,460
Federal National Mortgage Association
2.42%, 5/18/05 (o)	500,000	496,422

Total Government Securities		1,491,213

Time Deposit (0.0%)
JPMorgan Chase Nassau,
1.98%, 2/1/05	7,497	7,497

Total Investments (99.9%) (Amortized Cost $10,758,961)		10,758,961
Other Assets Less Liabilities (0.1%)		14,676

Net Assets (100%)		$10,773,637

Federal Income tax cost of investments		$10,758,961

(o)	Discount note security. Effective rate calculated as of January 31, 2005.

See Notes to Financial Statements.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

January 31, 2005 (Unaudited)

Note 1 Organization and Selected Significant Accounting Policies

AXA Enterprise Funds Trust (the “Trust”) was organized as a Delaware business trust on October 2, 2001 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with eight diversified Funds and five non-diversified Funds (each a “Fund”). The non-diversified Funds are: AXA Enterprise Conservative Allocation Fund, AXA Enterprise Moderate Allocation Fund, AXA Enterprise Aggressive Allocation Fund (together, the “Allocation Funds”), AXA Enterprise Multimanager Technology Fund and AXA Enterprise Multimanager Health Care Fund. The investment manager to each Fund is AXA Equitable Life Insurance Company (“Equitable” or the “Manager”). The day-to-day portfolio management of each Fund is provided by one or more investment sub-advisers (each an “Adviser”).

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with their vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust. However, based on experience, the Trust and management expect that risk of loss to be remote.

All of the Funds (except AXA Enterprise Money Market II Fund and the Allocation Funds) employ multiple Advisers. Each of the Advisers independently chooses and maintains a portfolio of securities for the Fund and each is responsible for investing a specific allocated portion of the Fund’s assets. Because each Adviser will be managing its allocated portion of the Fund independently from the other Advisers, the same security may be held in different portions of the Fund, or may be acquired for one portion of the Fund at a time when the Adviser of another portion deems it appropriate to dispose of the security. Similarly, under some market conditions, one Adviser may believe that temporary defensive investments in short-term instruments or cash are appropriate when the other Adviser or Advisers believe continued exposure to the equity markets is appropriate for their portions of the Fund. Because each Adviser directs the trading for its own portion of the Fund, and does not aggregate its transactions with those of the other Advisers, the Fund may incur higher brokerage costs, and have higher portfolio turnover, than would be the case if a single Adviser were managing the entire Fund.

During the reporting period, each Fund had five classes of shares outstanding: Class A (new class during this period), Class B, Class C, Class P (formerly Class A), and Class Y (formerly Class Z) with the exception of the three Allocation Funds, which had four classes of shares outstanding: Class A, Class B, Class C, and Class Y. There are an unlimited number of shares with a par value of $0.001 authorized. Under the Trust’s multiple class distribution system, all classes of shares have identical voting, dividend, liquidation and other rights, other than the payment of distribution fees under the Distribution Plan.

The investment objectives of each Fund are as follows:

AXA Conservative Allocation Fund — Seeks to achieve a high level of current income.

AXA Moderate Allocation Fund — Seeks to achieve long-term capital appreciation and current income.

AXA Aggressive Allocation Fund — Seeks to achieve long-term capital appreciation.

AXA Enterprise Multimanager Growth Fund (advised by Alliance Capital Management, L.P. (“Alliance”) (an affiliate of Equitable), RCM Capital Management LLC (“RCM”) and TCW Investment Management Company (“TCW”)) — Seeks to achieve long-term growth of capital.

AXA Enterprise Multimanager Core Equity Fund (advised by Alliance (Bernstein Investment Research & Management unit), Janus Capital Management LLC and Thornburg Investment Management, Inc.) —Seeks to achieve long-term growth of capital.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

January 31, 2005 (Unaudited)

AXA Enterprise Multimanager Value Fund (advised by Alliance, Institutional Capital Corporation and MFS Investment Management) — Seeks to achieve long-term growth of capital.

AXA Enterprise Multimanager Small/Mid Cap Growth Fund (advised by Alliance, Provident Investment Counsel, Inc. and Franklin Advisers, Inc.) — Seeks to achieve long-term growth of capital.

AXA Enterprise Multimanager Small/Mid Cap Value Fund (advised by AXA Rosenberg Investment Management LLC (an affiliate of Equitable), Wellington Management Company, LLP (“Wellington”) and TCW) —Seeks to achieve long-term growth of capital.

AXA Enterprise Multimanager International Equity Fund (advised by Alliance (Bernstein Investment Research & Management unit), J.P. Morgan Investment Management Inc. (“JPMIM”) and Marsico Capital Management, LLC) — Seeks to achieve long-term growth of capital. Effective December 13, 2004, JPMIM replaced Bank of Ireland Asset Management (U.S.) Limited as an Adviser for the AXA Enterprise Multimanager International Equity Fund.

AXA Enterprise Multimanager Technology Fund (advised by Firsthand Capital Management, Inc., RCM and Wellington) — Seeks to achieve long-term growth of capital.

AXA Enterprise Multimanager Health Care Fund (advised by A I M Capital Management, Inc., RCM and Wellington) — Seeks to achieve long-term growth of capital.

AXA Enterprise Multimanager Core Bond Fund (advised by BlackRock Advisors, Inc. and Pacific Investment Management Company LLC) — Seeks to achieve a balance of high current income and capital appreciation, consistent with a prudent level of risk.

AXA Enterprise Money Market II Fund (advised by Alliance) — Seeks to achieve a high level of current income that is consistent with maintaining liquidity and preserving capital.

The following is a summary of the significant accounting policies of the Trust:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

Valuation:

Stocks listed on national securities exchanges are valued at the last sale price or official closing price on the date of valuation or, if there is no sale or official closing price, at the latest available bid price. Other unlisted stocks are valued at their last sale price or official closing price or, if no reported sale occurs during the day, at a bid price estimated by a broker. Securities listed on the NASDAQ exchange will be valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the security is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price.

Convertible preferred stocks listed on national securities exchanges or included on the NASDAQ stock market are valued as of their last sale price or, if there is no sale, at the latest available bid price.

Convertible bonds and unlisted convertible preferred stocks are valued at bid prices obtained from one or more of the major dealers in such securities. Where there is a discrepancy between dealers, values may be adjusted based on recent premium spreads to the underlying common stocks. Convertible bonds may be matrix-priced based upon the conversion value to the underlying common stocks and market premiums.

Mortgage-backed and asset-backed securities are valued at prices obtained from a bond pricing service where available, or at a bid price obtained from one or more of the major dealers in such securities. If a quoted price is unavailable, an equivalent yield or yield spread quote will be obtained from a broker and converted to a price.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

January 31, 2005 (Unaudited)

Options, including options on futures that are traded on exchanges, are valued at their last sale price, and if the last sale price is not available then the previous day’s sale price is used. Options not traded on an exchange or actively traded are valued at fair value under the direction of the Board of Trustees (“Trustees”).

Long-term corporate bonds may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service take into account many factors, including institutional size, trading in similar groups of securities and any developments related to specific securities; however, when such prices are unavailable, such bonds will be valued using broker quotes.

U.S. Treasury securities and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are valued at representative quoted prices.

Foreign securities, including foreign government securities, not traded directly, or in American Depository Receipt (ADR) or similar form in the United States, are valued at representative quoted prices from the primary exchange in the currency of the country of origin.

Short-term debt securities which mature in 60 days or less are valued at amortized cost, which approximates market value. Short-term debt securities which mature in more than 60 days are valued at representative quoted prices. The AXA Enterprise Money Market II Fund values all short-term debt securities at amortized cost.

Futures contracts are valued at their last sale price or, if there is no sale, at the latest available bid price.

Forward foreign exchange contracts are valued by interpolating between the forward and spot currency rates as quoted by a pricing service as of a designated hour on the valuation date.

Other securities and assets for which market quotations are not readily available or for which valuation can not be provided, are valued at fair value under the direction of the Trustees.

Pursuant to procedures approved by the Trustees, events or circumstances affecting the values of portfolio securities that occur between the closing of their principal markets and the time the net asset value is determined may be reflected, as by a method approved by the Trustees, in the Trust’s calculation of net asset values for each applicable Fund when the Trust’s Manager deems that the particular event or circumstance would materially affect such Fund’s net asset value.

Securities transactions are recorded on the trade date net of brokerage fees, commissions, and transfer fees. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income (including amortization of premium and accretion of discount on long-term securities using the effective yield method) is accrued daily. The Trust records gains and losses realized on prepayments received on mortgage-backed securities in interest income.

Realized gains and losses on the sale of investments are computed on the basis of the specific identification method of the investments sold. Unrealized appreciation (depreciation) on investments and foreign currency denominated assets and liabilities is presented net of deferred taxes on unrealized gains in the Statement of Assets and Liabilities.

Foreign Currency Valuation:

The books and records of the Trust are kept in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at current exchange rates at the following dates:

(i)	market value of investment securities, other assets and liabilities - at the valuation date.

(ii)	purchases and sales of investment securities, income and expenses - at the date of such transactions.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

January 31, 2005 (Unaudited)

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on securities.

Net currency gains or losses realized and unrealized as a result of differences between interest or dividends, withholding taxes, security payables/receivables, forward foreign currency exchange contracts and foreign cash recorded on the Fund’s books and the U.S. dollar equivalent amount actually received or paid are presented under foreign currency transactions and foreign currency translations in the realized and unrealized gains and losses section, respectively, of the Statements of Operations. Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from forward foreign currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on a Fund’s books and the U.S. dollar equivalent of amounts actually received or paid.

Securities Lending:

For all Funds, the Trustees have approved the lending of portfolio securities, through its custodian bank, JPMorgan Chase Bank N.A. (“JPMorgan”), acting as lending agent, to certain approved broker-dealers, in exchange for negotiated lenders’ fees. By lending investment securities, a Fund attempts to increase its net investment income through the receipt of interest on the cash equivalents held as collateral on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest earned or dividends declared during the term of the loan would be for the account of the Fund. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. Any such loan of Fund securities will be continuously secured by collateral in cash or high grade debt securities at least equal at all times to the market value of the security loaned. JPMorgan will indemnify each Fund from any loss resulting from a borrower’s failure to return a loaned security when due. JPMorgan invests the cash collateral on behalf of the Funds and retains a portion of the interest earned. For the three months ended January 31, 2005, the Funds did not lend any securities.

Repurchase Agreements:

Certain Funds may enter into repurchase agreements with qualified and Manager-approved banks, broker-dealers or other financial institutions as a means of earning a fixed rate of return on their cash reserves for periods as short as overnight. A repurchase agreement is a contract pursuant to which a Fund, against receipt of securities of at least equal value including accrued interest, agrees to advance a specified sum to the financial institution which agrees to reacquire the securities at a mutually agreed upon time (usually one day) and price. Each repurchase agreement entered into by a Fund will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest. A Fund’s right to liquidate such securities in the event of a default by the seller could involve certain costs, losses or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase are less than the repurchase price, the Fund could suffer a loss.

Options Written:

Certain Funds may write (sell) covered options as a hedge to provide protection against adverse movements in the price of securities in the Fund or to enhance investment performance. Certain Funds may purchase and sell exchange traded options on foreign currencies. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted on a daily basis to the current market price of the option written. Premiums received from writing options that expire unexercised are recognized as gains on the expiration date. Premiums received from writing options that are exercised or are canceled in closing purchase transactions are offset against the cost of any securities purchased or added to the proceeds or netted against the amount paid on the transaction to determine the realized gain or loss. In writing options, a Fund must assume that the option may be

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

January 31, 2005 (Unaudited)

exercised at any time prior to the expiration of its obligation as a writer, and that in such circumstances the net proceeds of the sale or cost of purchase of the underlying securities and currencies pursuant to the call or put option may be substantially below or above the prevailing market price. By writing a covered call option, a Fund, in exchange for the premium, foregoes the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase. A Fund also has the additional risk of not being able to enter into a closing purchase transaction if a liquid secondary market does not exist and bears the risk of unfavorable changes in the price of the financial instruments underlying the options. The Funds, however, are not subject to credit risk on written options as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

Short Sales Against the Box:

Certain Funds may enter into a “short sale” of securities in circumstances in which, at the time the short position is open, the Fund owns an equal amount of the securities sold short or owns preferred stocks or debt securities, convertible or exchangeable without payment of further consideration, into an equal number of securities sold short. This kind of short sale, which is referred to as one “against the box,” may be entered into by the Fund to, for example, lock in a sale price for a security the Fund does not wish to sell immediately. The Fund will designate the segregation, either on its records or with the Trust’s custodian, of the securities sold short or convertible or exchangeable preferred stocks or debt securities sold in connection with short sales against the box. Not more than 10% of a Fund’s net assets may be held as collateral for short sales against the box at any one time. Liabilities for securities sold short are reported at market value in the financial statements. Such liabilities are subject to off-balance sheet risk to the extent of any future increases in market value of the securities sold short. The ultimate liability for securities sold short could exceed the liabilities recorded in the Statement of Assets and Liabilities. The Fund bears the risk of potential inability of the broker to meet their obligation to perform.

Futures Contracts, Options on Futures Contracts, Forward Commitments and Foreign Currency Exchange Contracts:

The futures contracts and options on futures contracts used by the Funds are agreements to buy or sell a financial instrument for a set price in the future. Certain Funds may buy or sell futures contracts and options on futures contracts for the purpose of protecting their portfolio securities against future changes in interest rates and indices which might adversely affect the value of the Funds’ securities or the price of securities that it intends to purchase at a later date. Initial margin deposits are made upon entering into futures contracts and options on futures contracts and can be in cash, certain money market instruments, treasury securities or other liquid, high grade debt securities. During the period the futures contracts and options on futures contracts are open, changes in the market price of the contracts are recognized as unrealized gains or losses by “marking-to-market” at the end of each trading day. Variation margin payments on futures contracts and options on futures contracts are received or made, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contract. Should interest rates or indices move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may incur a loss. The use of futures contracts transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction, therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade.

Certain Funds may make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time (“forward commitments”) if they designate the segregation, either on their records or with the Trust’s custodian, of cash or other liquid securities in an amount sufficient to meet the purchase price, or if they enter into offsetting contracts for the forward sale of other securities

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

January 31, 2005 (Unaudited)

they own. These commitments are reported at market value in the financial statements. Forward commitments may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines or if the value of the security to be sold increases prior to the settlement date, which is risk in addition to the risk of decline in value of the Fund’s other assets. Where such purchases or sales are made through dealers, a Fund relies on the dealer to consummate the sale. The dealer’s failure to do so may result in the loss to a Fund of an advantageous yield or price. Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. However, during the commitment period, these investments earn no interest or dividends.

Certain Funds may purchase foreign currency on a spot (or cash) basis. In addition, certain Funds may enter into contracts to purchase or sell foreign currencies at a future date (“forward contracts”). A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Daily fluctuations in the value of such contracts are recognized as unrealized appreciation or depreciation by “marking to market.” The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses from foreign currency transactions in the Statement of Operations. The Advisers may engage in these forward contracts to protect against uncertainty in the level of future exchange rates in connection with the purchase and sale of Fund securities (“transaction hedging”) and to protect the value of specific Fund positions (“position hedging”). The Funds are subject to off-balance sheet risk to the extent of the value of the contracts for purchase of foreign currency and in an unlimited amount for sales of foreign currency.

Swaps:

Certain Funds may invest in swap contracts, which are derivatives in the form of a contract or other similar instrument which is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The payment streams are calculated by reference to a specified index and agreed upon notional amount. A Fund will usually enter into swaps on a net basis, i.e., the two return streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two returns. A Fund’s obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by designating the segregation, either on its records or with the Trust’s custodian, of cash or other liquid obligations. A Fund will not enter into any swap agreement unless the counterparty meets the rating requirements set forth in guidelines established by the Trust’s Board of Trustees. Swaps agreements are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of swap agreements. Notional principal amounts are used to express the extent of involvement in these transactions, but the amount potentially subject to credit risk is much smaller. None of the Fund had swap contracts outstanding at January 31, 2005.

Dollar Roll Transactions:

Certain Funds may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the mortgage market. A dollar roll transaction involves a sale by a Fund of securities with a simultaneous agreement to repurchase substantially similar securities at an agreed-upon price at a future date. The securities repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Dollar roll transactions involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price of the similar securities. None of the Fund had dollar roll transactions outstanding at January 31, 2005.

AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS — (Concluded)

January 31, 2005 (Unaudited)

Market and Credit Risk:

Written options, futures contracts, forward commitments, forward foreign currency exchange contracts and swaps involve elements of both market and credit risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The risk involved in writing an option on a security is that, if the option is exercised, the underlying security is then purchased or sold by the Fund at the contract price, which could be disadvantageous relative to the market price. The Fund bears the market risk, which arises from any changes in security values. The credit risk for futures contracts and exchange traded options is limited to failure of the exchange or board of trade which acts as the counterparty to the Fund’s futures transactions. Forward commitments, forward foreign currency exchange contracts, over-the-counter options and swaps are done directly with the counterparty and not through an exchange and can be terminated only by agreement of both parties to such contracts. With respect to such transactions there is no daily margin settlement and the Fund is exposed to the risk of default by the counterparty.

Item 2.	Controls and Disclosures.

(a)	The registrant’s certifying officers have evaluated the registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report and have determined such controls and procedures to be reasonably designed to achieve the purposes described in Rule 30a-3(c) under the Investment Company Act of 1940.

(b)	The registrant’s certifying officers are not aware of any changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications required by Item 3 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AXA Enterprise Multimanager Funds Trust

By:	/s/ Steven M. Joenk
Steven M. Joenk President and Chairman March 30, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Steven M. Joenk
Steven M. Joenk Chief Executive Officer March 30, 2005

By:	/s/ Kenneth T. Kozlowski
Kenneth T. Kozlowski Chief Financial Officer March 30, 2005